UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

November 30, 2006

1.800332.103

BAL-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	672,200	$ 12,301
Gentex Corp.	587,300	9,732
LKQ Corp. (a)	171,600	3,928
		25,961
Automobiles - 0.1%
Coachmen Industries, Inc.	672,100	7,366
Renault SA	36,700	4,398
		11,764
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (a)	527,700	20,469
Carriage Services, Inc. Class A	579,000	2,976
Service Corp. International	1,214,900	11,991
Weight Watchers International, Inc.	123,800	6,059
		41,495
Hotels, Restaurants & Leisure - 1.0%
Aristocrat Leisure Ltd.	275,000	3,372
Carnival Corp. unit	318,000	15,579
Gaylord Entertainment Co. (a)	372,800	18,230
Greek Organization of Football Prognostics SA	374,400	14,080
Isle of Capri Casinos, Inc. (a)	220,200	6,082
McDonald's Corp.	1,793,850	75,288
OSI Restaurant Partners, Inc.	466,100	18,225
Royal Caribbean Cruises Ltd.	508,600	21,590
Six Flags, Inc.	215,300	1,165
Vail Resorts, Inc. (a)	310,700	13,677
WMS Industries, Inc. (a)	702,000	24,416
Yum! Brands, Inc.	265,000	16,215
		227,919
Household Durables - 0.8%
Champion Enterprises, Inc. (a)(f)	582,300	5,445
Cyrela Brazil Realty SA	1,085,000	20,753
D.R. Horton, Inc.	415,860	11,079
Daiwa House Industry Co. Ltd.	23,000	403
Fortune Brands, Inc.	91,600	7,410
Furniture Brands International, Inc.	275,300	4,741
Interface, Inc. Class A (a)	1,036,215	15,398
La-Z-Boy, Inc.	828,600	9,761
Leggett & Platt, Inc.	745,210	17,721
Sealy Corp., Inc.	376,600	5,604
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sekisui House Ltd.	23,000	$ 348
Sony Corp. sponsored ADR	515,900	20,332
Standard Pacific Corp.	367,300	9,425
The Stanley Works	334,500	17,066
Whirlpool Corp.	369,100	31,484
		176,970
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	639,900	16,650
MarineMax, Inc. (a)	546,946	14,691
		31,341
Media - 1.8%
Citadel Broadcasting Corp.	321,200	3,055
Clear Channel Outdoor Holding, Inc. Class A	734,558	18,915
DreamWorks Animation SKG, Inc. Class A (a)	123,900	3,622
EchoStar Communications Corp. Class A (a)	484,000	17,429
Grupo Televisa SA de CV (CPO) sponsored ADR	343,100	9,017
Lamar Advertising Co. Class A (a)	598,300	36,107
Liberty Global, Inc.:
Class A (a)	535,107	14,432
Class C (a)	76,707	2,007
Live Nation, Inc. (a)	2,835,462	60,792
McGraw-Hill Companies, Inc.	275,700	18,375
Naspers Ltd. Class N sponsored ADR	447,400	9,275
News Corp. Class A	2,296,292	47,304
NTL, Inc.	1,230,204	29,636
Omnicom Group, Inc.	137,400	14,037
R.H. Donnelley Corp.	236,600	14,669
Radio One, Inc. Class D (non-vtg.) (a)	493,804	3,205
Salem Communications Corp. Class A	158,658	1,961
Time Warner, Inc.	3,655,400	73,620
Viacom, Inc. Class B (non-vtg.) (a)	384,900	14,438
		391,896
Multiline Retail - 0.7%
Dollar Tree Stores, Inc. (a)	330,700	9,924
Family Dollar Stores, Inc.	1,092,000	30,456
Federated Department Stores, Inc.	758,300	31,917
Fred's, Inc. Class A	1,003,800	11,835
JCPenney Co., Inc.	255,400	19,753
Saks, Inc.	504,300	10,348
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. (a)	169,600	$ 29,073
Target Corp.	197,400	11,467
Tuesday Morning Corp.	509,253	8,963
		163,736
Specialty Retail - 1.1%
Aeropostale, Inc. (a)	523,450	15,829
Best Buy Co., Inc.	261,350	14,366
DCM Japan Holdings Co. Ltd. (a)(f)	1,299,740	14,390
Eddie Bauer Holdings, Inc. (a)	722,000	6,606
Gamestop Corp.:
Class A (a)	91,700	5,140
Class B (a)	486,600	26,695
Hibbett Sporting Goods, Inc. (a)	174,398	5,497
Home Depot, Inc.	892,400	33,884
OfficeMax, Inc.	346,200	16,296
Pacific Sunwear of California, Inc. (a)	774,525	15,243
PETsMART, Inc.	687,423	20,334
RadioShack Corp.	869,900	15,249
Sally Beauty Holdings, Inc. (a)	546,080	5,057
Staples, Inc.	833,600	21,232
TJX Companies, Inc.	487,200	13,359
Urban Outfitters, Inc. (a)	188,100	4,191
Williams-Sonoma, Inc.	91,700	2,909
		236,277
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	55,100	5,452
TOTAL CONSUMER DISCRETIONARY		1,312,811
CONSUMER STAPLES - 4.0%
Beverages - 0.1%
Anadolu Efes Biracilk Ve Malt Sanyii AS	27,000	780
Fomento Economico Mexicano SA de CV sponsored ADR	145,300	15,293
Pernod Ricard SA	9,100	2,015
Remy Cointreau SA	46,800	2,815
SABMiller PLC	707,400	14,780
		35,683
Food & Staples Retailing - 0.9%
CVS Corp.	1,221,300	35,137
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	708,100	$ 15,196
Rite Aid Corp.	3,023,800	14,363
Safeway, Inc.	848,500	26,142
Sysco Corp.	431,900	15,484
Wal-Mart de Mexico SA de CV Series V	2,733,600	10,216
Wal-Mart Stores, Inc.	1,409,900	64,996
Walgreen Co.	443,600	17,961
		199,495
Food Products - 0.7%
Azucarera Ebro Agricolas SA	64,200	1,513
Bunge Ltd.	110,100	7,762
Cadbury Schweppes PLC sponsored ADR	9,000	374
Chiquita Brands International, Inc.	536,867	7,677
Corn Products International, Inc.	888,200	32,259
Del Monte Foods Co.	307,000	3,466
General Mills, Inc. (f)	339,800	19,012
Global Bio-Chem Technology Group Co. Ltd.	14,582,000	4,761
Groupe Danone	4,600	708
Imperial Sugar Co.	67,400	1,553
Kellogg Co.	272,100	13,545
Koninklijke Numico NV	36,700	1,892
McCormick & Co., Inc. (non-vtg.)	235,800	9,130
Nestle SA (Reg.)	46,424	16,382
Smithfield Foods, Inc. (a)	480,700	12,681
Tyson Foods, Inc. Class A	568,100	9,027
Wm. Wrigley Jr. Co.	122,900	6,445
		148,187
Household Products - 0.8%
Colgate-Palmolive Co.	555,700	36,148
Procter & Gamble Co.	2,431,333	152,663
		188,811
Personal Products - 0.4%
Alberto-Culver Co.	546,080	10,960
Avon Products, Inc.	1,601,900	52,286
Playtex Products, Inc. (a)	1,167,800	17,354
		80,600
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
Altria Group, Inc.	2,830,100	$ 238,323
TOTAL CONSUMER STAPLES		891,099
ENERGY - 7.9%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	543,700	39,924
BJ Services Co.	630,554	21,294
Cameron International Corp. (a)	650,650	35,343
Global Industries Ltd. (a)	672,200	9,599
GlobalSantaFe Corp.	369,400	22,164
Halliburton Co.	3,780,300	127,547
Nabors Industries Ltd. (a)	183,500	6,195
National Oilwell Varco, Inc. (a)	6,178,777	410,950
Noble Corp.	338,800	26,172
Pride International, Inc. (a)	5,638,543	182,069
Schlumberger Ltd. (NY Shares)	137,300	9,402
Smith International, Inc.	1,186,700	50,269
Superior Energy Services, Inc. (a)	251,600	8,195
Transocean, Inc. (a)	249,800	19,472
W-H Energy Services, Inc. (a)	246,700	11,780
Weatherford International Ltd. (a)	2,157,300	96,884
Willbros Group, Inc. (a)	45,900	792
		1,078,051
Oil, Gas & Consumable Fuels - 3.1%
Alpha Natural Resources, Inc. (a)	480,400	7,566
Aurora Oil & Gas Corp. (a)	4,358,042	14,861
Cabot Oil & Gas Corp.	286,100	17,775
Canadian Natural Resources Ltd.	250,400	13,572
Chesapeake Energy Corp.	909,600	30,954
Ellora Energy, Inc. (a)(h)	1,529,700	18,356
EnCana Corp.	321,600	16,716
Energy Partners Ltd. (a)	252,400	6,133
EOG Resources, Inc.	370,000	26,096
Evergreen Energy, Inc. (a)(f)	778,900	6,847
Foundation Coal Holdings, Inc.	471,600	17,501
Goodrich Petroleum Corp.	265,800	11,685
Helix Energy Solutions Group, Inc. (a)(f)	406,600	14,955
International Coal Group, Inc. (a)(f)	860,900	4,391
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)	676,700	$ 14,176
Massey Energy Co.	411,900	11,335
Noble Energy, Inc.	73,400	3,927
OMI Corp.	448,600	10,479
Petroleum Development Corp. (a)	183,500	7,749
Petroplus Holdings AG (a)	273,260	15,946
Plains Exploration & Production Co. (a)	414,400	19,510
Quicksilver Resources, Inc. (a)	741,000	31,352
Range Resources Corp.	1,043,100	32,430
Southwestern Energy Co. (a)	781,200	32,912
SXR Uranium One, Inc. (a)	1,891,400	24,345
Tesoro Corp.	96,100	6,770
Ultra Petroleum Corp. (a)	396,800	21,388
Valero Energy Corp.	4,227,600	232,814
Williams Companies, Inc.	397,300	11,029
		683,570
TOTAL ENERGY		1,761,621
FINANCIALS - 14.2%
Capital Markets - 1.8%
American Capital Strategies Ltd. (f)	523,100	23,686
Ameriprise Financial, Inc.	100,840	5,455
Bank of New York Co., Inc.	1,078,600	38,333
Cowen Group, Inc.	643,700	10,898
E*TRADE Financial Corp.	2,164,900	52,109
Franklin Resources, Inc.	32,100	3,426
Goldman Sachs Group, Inc.	75,500	14,707
Investors Financial Services Corp.	247,596	9,847
Lazard Ltd. Class A	744,500	33,815
Lehman Brothers Holdings, Inc.	248,300	18,292
Mellon Financial Corp.	265,800	10,693
Merrill Lynch & Co., Inc.	1,096,900	95,902
Northern Trust Corp.	287,300	16,365
State Street Corp.	386,200	23,995
TD Ameritrade Holding Corp. (f)	510,900	8,971
Thomas Weisel Partners Group, Inc.	562,616	11,995
UBS AG (Reg.)	357,868	21,551
		400,040
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.5%
ABN-AMRO Holding NV sponsored ADR	568,600	$ 17,115
Aozora Bank Ltd.	681,000	2,858
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	1,102,000	26,613
Banco Nossa Caixa SA	715,600	16,755
Bank of Baroda	549,782	3,464
Boston Private Financial Holdings, Inc.	413,000	11,213
Colonial Bancgroup, Inc.	892,200	21,770
Erste Bank AG	22,900	1,668
Hanmi Financial Corp.	687,600	15,010
HSBC Holdings PLC sponsored ADR	121,800	11,327
Industrial & Commercial Bank of China	11,614,000	5,883
Nara Bancorp, Inc.	443,121	8,986
National Australia Bank Ltd.	668,464	20,579
PNC Financial Services Group, Inc.	659,400	46,613
R&G Financial Corp. Class B	534,300	3,970
Societe Generale Series A	96,668	16,193
SVB Financial Group (a)	181,400	8,613
Synovus Financial Corp.	526,100	15,794
UCBH Holdings, Inc.	1,555,878	26,232
Uniao de Bancos Brasileiros SA (Unibanco) GDR	82,400	6,977
Unicredito Italiano Spa	2,017,900	17,417
Wachovia Corp.	2,245,286	121,672
Wells Fargo & Co.	2,895,500	102,037
Wilshire Bancorp, Inc.	749,624	14,325
Wintrust Financial Corp.	236,600	11,267
		554,351
Consumer Finance - 0.5%
Aiful Corp.	135,600	4,333
American Express Co.	490,300	28,790
Capital One Financial Corp.	509,600	39,688
ORIX Corp.	50,100	13,716
SLM Corp.	405,400	18,584
		105,111
Diversified Financial Services - 3.2%
Bank of America Corp.	4,317,236	232,483
Citigroup, Inc.	3,011,304	149,331
FirstRand Ltd.	2,591,800	7,152
JPMorgan Chase & Co.	4,951,800	229,169
Kotak Mahindra Bank Ltd. sponsored GDR (h)	533,576	4,549
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp.	128,200	$ 8,907
PICO Holdings, Inc. (a)	72,712	2,309
PICO Holdings, Inc. (m)	2,100,226	66,703
The NASDAQ Stock Market, Inc. (a)	342,318	13,744
		714,347
Insurance - 3.1%
ACE Ltd.	1,066,200	60,603
AFLAC, Inc.	642,400	28,356
American International Group, Inc.	3,077,731	216,426
Aspen Insurance Holdings Ltd.	1,035,600	27,909
Axis Capital Holdings Ltd.	152,400	5,217
Endurance Specialty Holdings Ltd.	431,800	16,205
Fidelity National Financial, Inc. Class A	442,200	10,011
First Mercury Financial Corp.	46,600	983
Genworth Financial, Inc. Class A (non-vtg.)	114,600	3,759
Hartford Financial Services Group, Inc.	573,800	49,209
IPC Holdings Ltd.	320,900	10,012
Lincoln National Corp.	41,300	2,626
MBIA, Inc.	114,100	7,947
MetLife, Inc.	581,800	34,169
MetLife, Inc. unit	714,000	21,663
Montpelier Re Holdings Ltd.	637,400	12,136
Navigators Group, Inc. (a)	104,000	4,812
PartnerRe Ltd.	338,000	23,565
Platinum Underwriters Holdings Ltd.	436,900	13,295
PXRE Group Ltd.	1,020,700	4,869
Scottish Re Group Ltd.	2,688,400	15,996
T&D Holdings, Inc.	327,850	23,869
The St. Paul Travelers Companies, Inc.	785,000	40,671
Universal American Financial Corp. (a)	817,415	15,327
USI Holdings Corp. (a)	684,653	10,722
Willis Group Holdings Ltd.	53,400	2,150
XL Capital Ltd. Class A	291,300	20,717
		683,224
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.	98,700	10,174
Annaly Capital Management, Inc. (f)	2,002,900	28,001
BioMed Realty Trust, Inc.	186,300	5,626
Brandywine Realty Trust (SBI)	91,600	3,220
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
CapitalSource, Inc. (f)	554,400	$ 15,091
CBL & Associates Properties, Inc.	214,100	9,228
CBRE Realty Finance, Inc.	281,700	4,549
Columbia Equity Trust, Inc.	237,400	4,475
Developers Diversified Realty Corp.	409,900	26,553
Douglas Emmett, Inc. (a)	126,700	3,332
Duke Realty Corp.	396,200	17,243
Education Realty Trust, Inc.	369,119	5,806
Equity Lifestyle Properties, Inc.	153,200	7,962
Equity Office Properties Trust	942,100	45,409
Equity One, Inc.	439,200	11,981
Equity Residential (SBI)	177,800	9,470
General Growth Properties, Inc.	398,700	21,905
Health Care Property Investors, Inc.	13,700	497
Highwoods Properties, Inc. (SBI)	99,200	4,047
HomeBanc Mortgage Corp., Georgia	889,700	3,746
Host Hotels & Resorts, Inc.	711,466	17,943
Pennsylvania (REIT) (SBI)	229,400	9,061
Public Storage, Inc.	93,500	9,002
Ramco-Gershenson Properties Trust (SBI)	231,600	8,565
Spirit Finance Corp.	197,000	2,405
Tanger Factory Outlet Centers, Inc.	77,700	3,063
United Dominion Realty Trust, Inc. (SBI)	1,332,876	44,758
Ventas, Inc.	249,300	9,710
Vornado Realty Trust	184,900	23,318
		366,140
Real Estate Management & Development - 0.1%
GAGFAH SA	46,500	1,453
Mitsubishi Estate Co. Ltd.	436,000	10,769
Mitsui Fudosan Co. Ltd.	603,000	14,165
Move, Inc. (a)	193,050	1,069
		27,456
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	1,191,513	47,327
Doral Financial Corp.	833,200	3,374
Fannie Mae	1,416,300	80,772
Fidelity Bankshares, Inc.	1	0
Freddie Mac	1,232,900	82,802
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hudson City Bancorp, Inc.	2,151,300	$ 28,548
MGIC Investment Corp.	199,500	11,563
NetBank, Inc. (a)(g)	3,788,179	17,350
NewAlliance Bancshares, Inc.	731,576	11,961
Radian Group, Inc.	255,000	13,569
W Holding Co., Inc.	2,285,064	14,030
		311,296
TOTAL FINANCIALS		3,161,965
HEALTH CARE - 6.5%
Biotechnology - 0.9%
Amgen, Inc. (a)	543,600	38,596
Biogen Idec, Inc. (a)	320,100	16,728
Cephalon, Inc. (a)(f)	524,816	39,288
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
DUSA Pharmaceuticals, Inc. (a)(g)	1,002,329	5,413
Genentech, Inc. (a)	157,886	12,907
Gilead Sciences, Inc. (a)	174,400	11,496
MannKind Corp. (a)	227,400	3,729
Medarex, Inc. (a)	520,800	7,026
MedImmune, Inc. (a)	664,800	21,732
OSI Pharmaceuticals, Inc. (a)	562,100	20,618
PDL BioPharma, Inc. (a)	321,000	7,290
Solexa, Inc. (a)	662,435	8,121
Vertex Pharmaceuticals, Inc. (a)	215,000	9,525
		202,469
Health Care Equipment & Supplies - 1.2%
Advanced Medical Optics, Inc. (a)	353,800	12,387
Alcon, Inc.	201,700	22,110
Aspect Medical Systems, Inc. (a)	742,000	14,068
Baxter International, Inc.	1,410,600	63,110
Becton, Dickinson & Co.	202,800	14,545
C.R. Bard, Inc.	401,000	32,998
Cooper Companies, Inc.	676,907	36,533
Dade Behring Holdings, Inc.	744,450	28,185
Inverness Medical Innovations, Inc. (a)(m)	324,908	12,675
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	476,700	$ 18,597
Respironics, Inc. (a)	431,300	15,553
		270,761
Health Care Providers & Services - 1.8%
Acibadem Saglik Hizmetleri AS	1,085,000	11,942
Brookdale Senior Living, Inc.	337,500	15,407
Cardinal Health, Inc.	193,100	12,478
Caremark Rx, Inc.	363,800	17,208
Chemed Corp.	220,500	8,251
Community Health Systems, Inc. (a)	192,500	6,738
DaVita, Inc. (a)	146,800	7,811
Health Net, Inc. (a)	984,400	45,420
Humana, Inc. (a)	269,700	14,591
LHC Group, Inc. (a)	64,248	1,778
McKesson Corp.	316,400	15,630
Medco Health Solutions, Inc. (a)	642,500	32,260
Omnicare, Inc.	662,100	26,279
Sierra Health Services, Inc. (a)	431,300	15,117
Sunrise Senior Living, Inc. (a)	510,100	16,272
United Surgical Partners International, Inc. (a)	686,700	17,477
UnitedHealth Group, Inc.	2,522,112	123,785
		388,444
Health Care Technology - 0.3%
Cerner Corp. (a)	378,904	18,214
Eclipsys Corp. (a)	581,200	12,304
Emdeon Corp. (a)	1,823,500	21,608
IMS Health, Inc.	405,300	11,134
		63,260
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	473,092	11,969
Charles River Laboratories International, Inc. (a)	928,700	38,773
Thermo Fisher Scientific, Inc. (a)	276,016	12,098
Varian, Inc. (a)	249,076	10,979
		73,819
Pharmaceuticals - 2.0%
Atherogenics, Inc. (a)(f)	740,225	9,134
Barr Pharmaceuticals, Inc. (a)	408,300	20,856
Endo Pharmaceuticals Holdings, Inc. (a)	558,858	15,151
Johnson & Johnson	1,752,500	115,507
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,034,300	$ 90,547
MGI Pharma, Inc. (a)	1,028,300	19,507
New River Pharmaceuticals, Inc. (a)	519,702	25,507
Novartis AG sponsored ADR	679,300	39,678
Pfizer, Inc.	114,500	3,148
Schering-Plough Corp.	686,800	15,116
Teva Pharmaceutical Industries Ltd. sponsored ADR	949,400	30,438
Wyeth	1,045,700	50,486
		435,075
TOTAL HEALTH CARE		1,433,828
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.3%
DRS Technologies, Inc.	68,800	3,419
DynCorp International, Inc. Class A	736,800	9,652
General Dynamics Corp.	605,700	45,331
Hexcel Corp. (a)	2,168,500	38,816
Honeywell International, Inc.	1,217,100	52,311
KBR, Inc.	347,000	7,683
Precision Castparts Corp.	376,000	28,373
Raytheon Co.	540,200	27,572
Rockwell Collins, Inc.	314,400	18,968
Spirit AeroSystems Holdings, Inc. Class A	304,300	8,870
Stanley, Inc.	39,400	661
United Technologies Corp.	593,700	38,311
		279,967
Air Freight & Logistics - 0.4%
EGL, Inc. (a)	528,600	16,883
FedEx Corp.	139,400	16,091
Forward Air Corp.	155,856	5,190
United Parcel Service, Inc. Class B	388,300	30,256
UTI Worldwide, Inc.	547,327	16,310
		84,730
Airlines - 0.3%
AirTran Holdings, Inc. (a)(f)	3,108,600	38,640
Frontier Airlines Holdings, Inc. (a)(f)(g)	3,490,108	28,619
TAM SA (PN) sponsored ADR (ltd. vtg.)	345,800	9,641
		76,900
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
Goodman Global, Inc.	800,900	$ 12,822
Masco Corp.	807,500	23,167
		35,989
Commercial Services & Supplies - 0.8%
Administaff, Inc.	252,000	10,604
Allied Waste Industries, Inc.	848,900	10,764
CDI Corp.	269,424	7,013
Cintas Corp.	430,100	18,150
Clean Harbors, Inc.	662,998	28,330
Comsys IT Partners, Inc. (a)	200,745	3,696
Covanta Holding Corp. (a)	1,002,100	22,126
Diamond Management & Technology Consultants, Inc.	1,020,703	11,381
Kforce, Inc. (a)	664,370	8,843
The Brink's Co.	543,300	30,501
Waste Management, Inc.	622,700	22,797
		174,205
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	1,816,700	52,648
Fluor Corp.	1,267,900	110,409
Foster Wheeler Ltd. (a)	123,700	6,680
Hyundai Engineering & Construction Co. Ltd. (a)	258,300	15,564
Infrasource Services, Inc. (a)	252,000	5,446
Perini Corp. (a)	110,200	3,584
Shaw Group, Inc. (a)	2,103,700	62,880
Washington Group International, Inc.	349,535	20,546
		277,757
Electrical Equipment - 0.1%
ABB Ltd. sponsored ADR	705,200	11,481
Cooper Industries Ltd. Class A	102,900	9,409
GrafTech International Ltd. (a)	917,742	6,195
		27,085
Industrial Conglomerates - 1.6%
General Electric Co.	6,592,110	232,570
McDermott International, Inc. (a)	549,000	28,592
Smiths Group PLC	558,200	9,968
Tyco International Ltd.	2,428,500	73,559
		344,689
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.5%
Atlas Copco AB (B Shares)	933,400	$ 26,708
Briggs & Stratton Corp.	439,500	11,906
Danaher Corp.	193,000	14,112
Deere & Co.	328,600	31,546
Flowserve Corp. (a)	199,900	10,763
Gardner Denver, Inc. (a)	265,300	10,145
Oshkosh Truck Co.	114,700	5,507
		110,687
Marine - 0.3%
Alexander & Baldwin, Inc.	1,139,795	50,322
American Commercial Lines, Inc. (a)	110,100	7,634
		57,956
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	596,900	44,863
Canadian National Railway Co.	149,000	6,996
CSX Corp.	732,700	26,275
Laidlaw International, Inc.	1,648,100	47,877
Norfolk Southern Corp.	267,100	13,155
YRC Worldwide, Inc. (a)	77,900	3,019
		142,185
Trading Companies & Distributors - 0.4%
UAP Holding Corp.	649,300	15,590
WESCO International, Inc. (a)(f)	1,077,800	72,105
		87,695
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	468,400	18,497
TOTAL INDUSTRIALS		1,718,342
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.9%
Adtran, Inc.	251,600	5,482
Andrew Corp. (a)	1,190,000	11,864
Blue Coat Systems, Inc. (a)	509,600	13,015
Comverse Technology, Inc. (a)	137,600	2,686
Dycom Industries, Inc. (a)	1,533,100	31,153
Harris Corp.	595,600	25,081
Juniper Networks, Inc. (a)	320,300	6,819
Lucent Technologies, Inc. (a)	5,418,702	13,818
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
MasTec, Inc. (a)	1,777,490	$ 20,050
Motorola, Inc.	1,554,600	34,465
Nortel Networks Corp.	6,011,900	12,926
Powerwave Technologies, Inc. (a)	549,800	3,524
QUALCOMM, Inc.	437,800	16,019
Sycamore Networks, Inc. (a)	4,516,900	16,848
		213,750
Computers & Peripherals - 1.3%
Electronics for Imaging, Inc. (a)	775,500	19,000
EMC Corp. (a)	787,800	10,328
Hewlett-Packard Co.	1,406,200	55,489
Hutchinson Technology, Inc. (a)	284,035	6,769
Imation Corp.	197,100	9,128
Intermec, Inc. (a)	618,100	15,669
International Business Machines Corp.	91,500	8,411
NCR Corp. (a)	789,800	33,890
Seagate Technology (a)	4,795,693	123,537
Sun Microsystems, Inc. (a)	2,292,900	12,428
		294,649
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	934,900	29,767
Amphenol Corp. Class A	928,800	63,279
Arrow Electronics, Inc. (a)	455,125	14,455
Avnet, Inc. (a)	679,800	16,852
Celestica, Inc. (sub. vtg.) (a)	690,700	6,272
CPI International, Inc.	109,500	1,534
Flextronics International Ltd. (a)	4,529,000	50,951
FLIR Systems, Inc. (a)	455,641	14,676
Ingram Micro, Inc. Class A (a)	1,331,500	27,136
Insight Enterprises, Inc. (a)	168,218	3,381
Jabil Circuit, Inc.	315,400	8,945
Metrologic Instruments, Inc. (a)	137,200	2,524
Molex, Inc.	433,100	13,859
Solectron Corp. (a)	10,593,400	35,276
Symbol Technologies, Inc.	592,997	8,788
Tektronix, Inc.	455,600	13,923
		311,618
Internet Software & Services - 0.6%
aQuantive, Inc. (a)	206,200	4,928
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	539,320	$ 17,447
Google, Inc. Class A (sub. vtg.) (a)	137,290	66,575
ValueClick, Inc. (a)	206,500	5,136
VeriSign, Inc. (a)	319,800	8,350
Yahoo!, Inc. (a)	872,400	23,546
		125,982
IT Services - 0.3%
First Data Corp.	693,200	17,503
Paychex, Inc.	192,700	7,594
Satyam Computer Services Ltd. sponsored ADR	645,700	15,077
SI International, Inc. (a)	229,600	7,905
Western Union Co. (a)	648,800	14,793
		62,872
Office Electronics - 0.2%
Xerox Corp.	2,305,100	38,034
Semiconductors & Semiconductor Equipment - 3.2%
Agere Systems, Inc. (a)	735,552	13,181
Altera Corp. (a)	228,700	4,549
AMIS Holdings, Inc. (a)	1,440,100	15,553
Analog Devices, Inc.	889,600	28,930
Applied Micro Circuits Corp. (a)	2,192,800	7,675
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	15
ASML Holding NV (NY Shares) (a)	1,359,400	33,849
Atmel Corp. (a)	985,084	4,985
ATMI, Inc. (a)	1,256,116	40,836
Axcelis Technologies, Inc. (a)	3,464,400	22,138
Credence Systems Corp. (a)	3,393,720	13,032
Cymer, Inc. (a)	431,073	20,368
Cypress Semiconductor Corp. (a)	1,779,500	30,946
DSP Group, Inc. (a)	577,500	12,468
Entegris, Inc. (a)	801,800	8,547
Exar Corp. (a)	498,300	6,762
Fairchild Semiconductor International, Inc. (a)	2,246,200	36,658
Freescale Semiconductor, Inc. Class A (a)	880,400	35,137
Hittite Microwave Corp. (a)	217,433	8,495
Infineon Technologies AG sponsored ADR (a)	160,600	2,077
Integrated Device Technology, Inc. (a)	1,122,300	18,518
Intel Corp.	1,041,900	22,245
Intersil Corp. Class A	1,833,100	45,406
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Linear Technology Corp.	398,400	$ 12,805
LTX Corp. (a)	2,836,921	14,780
Maxim Integrated Products, Inc.	980,700	30,872
Microchip Technology, Inc.	815,800	27,827
Microsemi Corp. (a)	206,500	4,264
National Semiconductor Corp.	2,260,500	54,681
PMC-Sierra, Inc. (a)	1,038,700	7,905
Renewable Energy Corp. AS (a)	206,500	3,804
Rudolph Technologies, Inc. (a)	1,159,398	18,585
Samsung Electronics Co. Ltd.	62,313	42,778
Spansion, Inc. Class A	1,237,300	18,077
Teradyne, Inc. (a)	775,100	11,549
Verigy Ltd.	376,788	6,722
Xilinx, Inc.	709,100	19,004
		706,023
Software - 1.6%
Amdocs Ltd. (a)	275,700	10,628
BEA Systems, Inc. (a)	1,555,349	21,417
Cognos, Inc. (a)	613,200	25,086
Compuware Corp. (a)	274,700	2,305
Fair, Isaac & Co., Inc.	624,100	25,975
Hyperion Solutions Corp. (a)	536,111	19,707
Kronos, Inc. (a)	127,900	4,510
Macrovision Corp. (a)	558,964	15,455
Microsoft Corp.	2,613,700	76,660
Nintendo Co. Ltd.	254,400	60,639
Opsware, Inc. (a)	1,060,528	9,290
Parametric Technology Corp. (a)	416,700	8,067
Quest Software, Inc. (a)	595,600	8,523
Symantec Corp. (a)	937,365	19,872
Take-Two Interactive Software, Inc. (a)	1,697,350	29,466
Wind River Systems, Inc. (a)	1,277,600	13,683
		351,283
TOTAL INFORMATION TECHNOLOGY		2,104,211
MATERIALS - 4.1%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	219,100	15,149
Arkema sponsored ADR (a)	146,800	7,274
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	753,800	$ 50,964
Celanese Corp. Class A	1,605,400	35,319
Chemtura Corp.	3,657,957	35,409
Cytec Industries, Inc.	437,700	23,343
FMC Corp.	228,870	16,222
Israel Chemicals Ltd.	3,018,118	18,147
Monsanto Co.	889,000	42,734
Mosaic Co. (a)	2,286,600	48,705
		293,266
Construction Materials - 0.1%
Texas Industries, Inc. (f)	342,700	23,389
Containers & Packaging - 0.1%
Owens-Illinois, Inc.	1,100,800	20,805
Smurfit-Stone Container Corp.	1,329,800	14,269
		35,074
Metals & Mining - 2.5%
Agnico-Eagle Mines Ltd.	274,316	12,103
Alcoa, Inc.	2,146,300	66,900
Allegheny Technologies, Inc.	556,278	49,870
Aquarius Platinum Ltd. (Australia)	159,881	3,507
Carpenter Technology Corp.	276,700	29,554
Compass Minerals International, Inc.	680,700	22,531
Goldcorp, Inc.	1,139,750	35,638
IPSCO, Inc.	150,300	15,380
Meridian Gold, Inc. (a)	1,761,200	54,468
Mittal Steel Co. NV Class A (NY Shares)	183,500	7,562
Oregon Steel Mills, Inc. (a)	452,003	28,449
Phelps Dodge Corp.	267,852	32,946
Stillwater Mining Co. (a)	1,282,700	17,778
Sumitomo Metal Industries Ltd.	917,000	3,516
Teck Cominco Ltd. Class B (sub. vtg.)	328,200	24,729
Titanium Metals Corp.	4,435,982	141,818
		546,749
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	137,600	$ 2,903
Weyerhaeuser Co.	248,100	16,047
		18,950
TOTAL MATERIALS		917,428
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	5,930,425	201,101
BellSouth Corp.	2,084,600	92,952
Cogent Communications Group, Inc. (a)	458,200	7,262
Covad Communications Group, Inc. (a)	13,227,700	15,873
Globalstar, Inc.	91,700	1,276
Telenor ASA sponsored ADR	165,000	8,522
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	274,400	5,005
Verizon Communications, Inc.	4,413,800	154,218
		486,209
Wireless Telecommunication Services - 0.4%
America Movil SA de CV Series L sponsored ADR	338,500	15,053
American Tower Corp. Class A (a)	787,991	29,841
Crown Castle International Corp. (a)	559,100	19,267
NII Holdings, Inc. (a)	449,300	29,173
Vivo Participacoes SA (PN) sponsored ADR	1,376,600	5,369
		98,703
TOTAL TELECOMMUNICATION SERVICES		584,912
UTILITIES - 2.6%
Electric Utilities - 0.9%
Ceske Energeticke Zavody AS	5,400	240
DPL, Inc.	545,700	15,258
E.ON AG	137,400	17,683
Edison International	451,800	20,774
Entergy Corp.	518,500	47,349
Exelon Corp.	575,900	34,974
FPL Group, Inc.	440,200	23,463
PPL Corp.	821,600	29,865
Reliant Energy, Inc. (a)	639,900	8,587
		198,193
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Equitable Resources, Inc.	412,500	$ 17,894
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	4,631,517	108,239
Constellation Energy Group, Inc.	155,900	10,696
Mirant Corp. (a)	559,600	17,023
NRG Energy, Inc.	434,900	24,755
TXU Corp.	1,664,400	95,520
		256,233
Multi-Utilities - 0.5%
CMS Energy Corp. (a)	1,923,200	31,175
Dominion Resources, Inc. (f)	419,800	33,895
PG&E Corp.	321,200	14,753
Public Service Enterprise Group, Inc.	362,300	24,354
RWE AG	36,700	4,160
		108,337
TOTAL UTILITIES		580,657
TOTAL COMMON STOCKS (Cost $11,298,509)		14,466,874
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	221,900	6,646
XL Capital Ltd. 6.50%	587,900	13,575
		20,221
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	62
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,049)		20,283
Corporate Bonds - 2.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co.:
5.25% 10/6/11 (h)	$ 1,980	$ 2,272
6% 7/2/08	12,950	16,463
		18,735
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
New River Pharmaceuticals, Inc. 3.5% 8/1/13 (h)	9,130	14,251
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Finisar Corp. 5.25% 10/15/08	6,703	6,728
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Covad Communications Group, Inc. 3% 3/15/24 (h)	5,000	3,734
Level 3 Communications, Inc. 5.25% 12/15/11 (h)	1,980	2,954
		6,688
TOTAL CONVERTIBLE BONDS		46,402
Nonconvertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.0%
Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (h)	130	132
9% 7/1/15	160	164
Tenneco, Inc. 8.625% 11/15/14	435	443
		739
Automobiles - 0.0%
General Motors Corp.:
8.25% 7/15/23	120	109
8.375% 7/15/33	300	271
		380
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	430	415
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14 (h)	$ 340	$ 351
Service Corp. International 7% 6/15/17	450	448
		1,214
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	730	745
Gaylord Entertainment Co. 8% 11/15/13	460	472
Host Marriott LP 7.125% 11/1/13	1,000	1,021
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,070	1,033
MGM Mirage, Inc. 5.875% 2/27/14	1,430	1,333
Penn National Gaming, Inc. 6.875% 12/1/11	1,400	1,407
Six Flags, Inc. 9.625% 6/1/14	585	532
Station Casinos, Inc. 6% 4/1/12	900	864
Trump Entertainment Resorts Holdings LP 8.5% 6/1/15	75	74
Uno Restaurant Corp. 10% 2/15/11 (h)	230	187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	1,480	1,458
		9,126
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	110	106
Media - 0.3%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	5,700
Cablevision Systems Corp. 9.87% 4/1/09 (j)	780	815
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	785	817
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (h)	2,160	2,219
8.375% 4/30/14 (h)	115	119
Comcast Corp. 6.45% 3/15/37	15,111	15,557
CSC Holdings, Inc. 7.625% 4/1/11	1,280	1,301
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	577	627
Dex Media, Inc. 8% 11/15/13	355	363
EchoStar Communications Corp. 7.125% 2/1/16	810	803
Houghton Mifflin Co. 9.875% 2/1/13	2,850	3,078
Kabel Deutschland GmbH 10.625% 7/1/14	490	534
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
5.7% 5/15/13	$ 1,430	$ 1,359
8.25% 2/1/30	6,315	6,346
MediMedia USA, Inc. 11.375% 11/15/14 (h)	90	94
News America Holdings, Inc. 7.75% 12/1/45	5,780	6,828
News America, Inc. 6.2% 12/15/34	1,720	1,715
Nexstar Broadcasting, Inc. 7% 1/15/14	1,110	1,035
Nielsen Finance LLC/Co. 10% 8/1/14 (h)	1,070	1,134
PanAmSat Corp. 9% 6/15/16 (h)	910	958
Paxson Communications Corp.:
8.6238% 1/15/12 (h)(j)	1,495	1,517
11.6238% 1/15/13 (h)(j)	750	758
Rogers Cable, Inc. 6.75% 3/15/15	1,200	1,217
The Reader's Digest Association, Inc. 6.5% 3/1/11	270	277
Time Warner, Inc. 6.5% 11/15/36	7,810	7,975
Videotron Ltee 6.875% 1/15/14	990	990
		64,136
Multiline Retail - 0.0%
Dillard's, Inc. 6.69% 8/1/07	1,730	1,730
Specialty Retail - 0.0%
Asbury Automotive Group, Inc.:
8% 3/15/14	920	925
9% 6/15/12	1,000	1,035
AutoNation, Inc. 7.3738% 4/15/13 (j)	110	110
GNC Parent Corp. 12.14% 12/1/11 pay-in-kind (h)(j)	570	567
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	240	250
Sally Holdings LLC:
9.25% 11/15/14 (h)	170	173
10.5% 11/15/16 (h)	260	266
Sonic Automotive, Inc. 8.625% 8/15/13	1,705	1,748
United Auto Group, Inc. 7.75% 12/15/16 (h)	1,000	1,009
		6,083
TOTAL CONSUMER DISCRETIONARY		83,514
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	$ 920	$ 943
Jean Coutu Group, Inc. 7.625% 8/1/12	420	441
Rite Aid Corp.:
6.875% 8/15/13	45	38
7.7% 2/15/27	190	151
		1,573
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,660	1,743
Swift & Co. 10.125% 10/1/09	250	258
		2,001
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16 (h)	445	476
TOTAL CONSUMER STAPLES		4,050
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Complete Production Services, Inc. 8% 12/15/16 (h)	530	535
Hanover Compressor Co. 9% 6/1/14	570	610
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	195	184
Pride International, Inc. 7.375% 7/15/14	480	497
		1,826
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.:
6.5% 8/15/17	105	100
6.625% 1/15/16	15	15
6.875% 1/15/16	10	10
7% 8/15/14	20	20
7.5% 6/15/14	430	443
Duke Capital LLC 6.75% 2/15/32	8,145	8,953
Duke Energy Field Services 6.45% 11/3/36 (h)	8,650	9,199
El Paso Corp.:
7.75% 6/15/10	325	341
7.875% 6/15/12	1,485	1,552
El Paso Energy Corp.:
6.95% 12/15/07	450	454
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Energy Corp.: - continued
7.375% 12/15/12	$ 630	$ 646
El Paso Production Holding Co. 7.75% 6/1/13	1,000	1,023
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530	525
Kinder Morgan Energy Partners LP 5.125% 11/15/14	12,250	11,813
Massey Energy Co. 6.875% 12/15/13	740	688
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)	2,855	2,882
Nexen, Inc. 5.875% 3/10/35	3,865	3,738
Pemex Project Funding Master Trust:
6.625% 6/15/35 (h)	5,000	5,125
6.625% 6/15/35	1,500	1,538
Petrohawk Energy Corp. 9.125% 7/15/13	550	571
Plains All American Pipeline LP 6.65% 1/15/37 (h)	8,675	9,103
Pogo Producing Co.:
6.625% 3/15/15	230	220
7.875% 5/1/13 (h)	270	274
Range Resources Corp. 7.375% 7/15/13	765	775
Ras Laffan LNG III 6.332% 9/30/27 (h)	5,910	6,215
Ship Finance International Ltd. 8.5% 12/15/13	2,310	2,281
Teekay Shipping Corp. 8.875% 7/15/11	1,110	1,188
Tennessee Gas Pipeline Co.:
7% 10/15/28	280	294
8.375% 6/15/32	75	90
		70,076
TOTAL ENERGY		71,902
FINANCIALS - 0.3%
Capital Markets - 0.0%
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	12,497
Commercial Banks - 0.1%
Bank of America NA 6% 10/15/36	7,370	7,806
HSBC Holdings PLC 6.5% 5/2/36	6,175	6,847
		14,653
Consumer Finance - 0.1%
Ford Motor Credit Co.:
6.34% 3/21/07 (j)	370	370
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.: - continued
7% 10/1/13	$ 180	$ 171
9.75% 9/15/10 (h)	150	159
9.8238% 4/15/12 (j)	390	413
9.875% 8/10/11	3,410	3,648
General Motors Acceptance Corp.:
6.75% 12/1/14	1,910	1,948
6.875% 8/28/12	210	216
8% 11/1/31	825	920
GMAC LLC 6.125% 1/22/08	1,000	1,000
Nelnet, Inc. 7.4% 9/29/36 (j)	6,950	7,103
		15,948
Diversified Financial Services - 0.1%
BAC Capital Trust XI 6.625% 5/23/36	15,675	17,369
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (h)	370	388
		17,757
Insurance - 0.0%
UnumProvident Corp.:
6.75% 12/15/28	580	576
7.625% 3/1/11	229	246
		822
Real Estate Investment Trusts - 0.0%
Duke Realty LP:
5.5% 3/1/16	3,075	3,068
5.625% 8/15/11	2,695	2,735
Host Hotels & Resorts LP 6.875% 11/1/14 (h)	500	506
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)	1,100	1,122
Senior Housing Properties Trust 7.875% 4/15/15	278	290
Ventas Realty LP:
6.5% 6/1/16	640	645
6.75% 4/1/17	330	335
		8,701
Real Estate Management & Development - 0.0%
EOP Operating LP:
7.25% 6/15/28	370	459
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
EOP Operating LP: - continued
7.5% 4/19/29	$ 404	$ 516
7.875% 7/15/31	449	602
		1,577
TOTAL FINANCIALS		71,955
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
AmeriPath, Inc. 10.5% 4/1/13	685	740
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460	496
Community Health Systems, Inc. 6.5% 12/15/12	590	568
DaVita, Inc.:
6.625% 3/15/13	395	391
7.25% 3/15/15	585	586
HCA, Inc.:
6.5% 2/15/16	85	70
9.125% 11/15/14 (h)	490	511
9.25% 11/15/16 (h)	1,700	1,777
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	800	792
Skilled Healthcare Group, Inc. 11% 1/15/14 (h)	290	319
Tenet Healthcare Corp. 9.875% 7/1/14	950	957
U.S. Oncology, Inc. 9% 8/15/12	465	484
		7,691
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	360	351
Mylan Laboratories, Inc. 5.75% 8/15/10	210	208
		559
TOTAL HEALTH CARE		8,250
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (h)	2,615	2,412
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.: - continued
7.45% 5/1/34 (h)	$ 3,000	$ 2,715
8% 11/15/14 (h)	3,470	3,496
		8,623
Airlines - 0.0%
AMR Corp. 9% 8/1/12	750	797
Delta Air Lines, Inc. 8.3% 12/15/29 (d)	2,690	1,614
		2,411
Building Products - 0.0%
Building Materials Corp. of America 7.75% 8/1/14	820	736
Nortek, Inc. 8.5% 9/1/14	510	492
		1,228
Commercial Services & Supplies - 0.0%
Allied Security Escrow Corp. 11.375% 7/15/11	158	159
Allied Waste North America, Inc. 7.125% 5/15/16	480	474
Cenveo Corp. 7.875% 12/1/13	1,700	1,624
Corrections Corp. of America 6.75% 1/31/14	230	231
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (h)	340	338
IKON Office Solutions, Inc. 7.75% 9/15/15	140	146
Rental Service Co. 9.5% 12/1/14 (h)	370	376
United Rentals North America, Inc. 7% 2/15/14	160	155
		3,503
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (h)	9,500	11,128
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (h)	10,845	11,477
		22,605
Machinery - 0.0%
Commercial Vehicle Group, Inc. 8% 7/1/13	230	223
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	551	612
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	156	145
		757
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (h)	$ 150	$ 144
7.8738% 5/15/14 (h)(j)	60	58
Hertz Corp.:
8.875% 1/1/14 (h)	790	823
10.5% 1/1/16 (h)	330	358
		1,383
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (h)	360	381
H&E Equipment Services, Inc. 8.375% 7/15/16	190	198
Penhall International Corp. 12% 8/1/14 (h)	310	333
		912
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	6,671	6,898
TOTAL INDUSTRIALS		48,543
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
L-3 Communications Corp.:
6.125% 1/15/14	450	443
6.375% 10/15/15	580	576
Lucent Technologies, Inc. 6.45% 3/15/29	550	495
Nortel Networks Corp.:
9.6238% 7/15/11 (h)(j)	430	445
10.125% 7/15/13 (h)	390	413
10.75% 7/15/16 (h)	520	556
		2,928
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16	530	524
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	1,040	1,045
NXP BV 9.5% 10/15/15 (h)	705	726
Sanmina-SCI Corp. 8.125% 3/1/16	420	405
Solectron Global Finance Ltd. 8% 3/15/16	140	142
		2,318
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	$ 115	$ 110
SunGard Data Systems, Inc.:
9.125% 8/15/13	840	882
9.9725% 8/15/13 (j)	430	447
		1,439
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	1,450	1,483
Xerox Corp.:
7.125% 6/15/10	780	823
7.625% 6/15/13	675	712
		3,018
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	470	462
Avago Technologies Finance Ltd. 10.125% 12/1/13 (h)	820	873
Freescale Semiconductor, Inc.:
6.875% 7/15/11	1,060	1,118
8.875% 12/15/14 (h)(i)	600	601
9.125% 12/15/14 pay-in-kind (h)(i)	885	884
9.25% 12/15/14 (h)(i)(j)	885	880
10.125% 12/15/16 (h)(i)	420	424
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	265	227
8.64% 12/15/11 (j)	115	102
		5,571
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (h)	140	130
Serena Software, Inc. 10.375% 3/15/16	255	270
		400
TOTAL INFORMATION TECHNOLOGY		16,198
MATERIALS - 0.2%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	6,400	6,965
America Rock Salt Co. LLC 9.5% 3/15/14	560	577
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	1,925	2,113
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (e)	$ 175	$ 147
Lyondell Chemical Co.:
8.25% 9/15/16	270	281
9.5% 12/15/08	1,077	1,105
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (h)	1,370	1,372
10.125% 12/1/14 (h)	570	572
Phibro Animal Health Corp. 10% 8/1/13 (h)	290	299
		13,431
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (h)	950	998
Containers & Packaging - 0.0%
BWAY Corp. 10% 10/15/10	820	859
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	532	544
Owens-Illinois, Inc. 7.35% 5/15/08	1,560	1,568
		2,971
Metals & Mining - 0.1%
California Steel Industries, Inc. 6.125% 3/15/14	550	513
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (h)	5,605	5,881
FMG Finance Pty Ltd.:
10% 9/1/13 (h)	360	354
10.625% 9/1/16 (h)	1,030	1,036
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	440	473
International Steel Group, Inc. 6.5% 4/15/14	805	827
Newmont Mining Corp. 5.875% 4/1/35	13,530	13,085
Novelis, Inc. 8.25% 2/15/15 (h)(j)	915	888
PNA Group, Inc. 10.75% 9/1/16 (h)	180	186
Vale Overseas Ltd. 6.875% 11/21/36	7,805	7,989
		31,232
Paper & Forest Products - 0.0%
Catalyst Paper Corp. 8.625% 6/15/11	260	263
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.:
8.125% 5/15/11	$ 1,000	$ 1,045
9.5% 12/1/11	310	340
		1,648
TOTAL MATERIALS		50,280
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.8% 5/15/36	11,900	13,013
BellSouth Capital Funding Corp. 7.875% 2/15/30	5,820	6,960
British Telecommunications PLC 8.875% 12/15/30	4,565	6,440
Intelsat Ltd.:
7.625% 4/15/12	725	656
9.25% 6/15/16 (h)	1,820	1,947
11.25% 6/15/16 (h)	920	1,010
Level 3 Financing, Inc. 9.25% 11/1/14 (h)	750	758
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	200	212
NTL Cable PLC 9.125% 8/15/16	250	264
Qwest Capital Funding, Inc. 7% 8/3/09	1,340	1,357
Qwest Communications International, Inc. 7.5% 2/15/14	985	1,015
Qwest Corp.:
8.64% 6/15/13 (j)	1,260	1,361
8.875% 3/15/12	905	1,008
Sprint Capital Corp.:
6.875% 11/15/28	14,520	15,115
8.75% 3/15/32	11,250	14,087
Telecom Italia Capital SA:
6% 9/30/34	2,000	1,869
6.375% 11/15/33	6,030	5,852
7.2% 7/18/36	13,170	14,099
Telefonica Emisiones SAU 7.045% 6/20/36	10,995	11,991
Verizon Global Funding Corp.:
5.85% 9/15/35	4,710	4,625
7.75% 12/1/30	4,445	5,305
Wind Acquisition Finance SA 10.75% 12/1/15 (h)	295	333
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Windstream Corp.:
8.125% 8/1/13 (h)	$ 295	$ 318
8.625% 8/1/16 (h)	580	630
		110,225
Wireless Telecommunication Services - 0.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	360	387
Centennial Communications Corp. 10% 1/1/13	150	156
Cricket Communications, Inc. 9.375% 11/1/14 (h)	1,500	1,539
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	180	174
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (j)	730	740
Rogers Communications, Inc.:
6.375% 3/1/14	1,500	1,504
7.5% 3/15/15	740	788
8.515% 12/15/10 (j)	450	460
		5,748
TOTAL TELECOMMUNICATION SERVICES		115,973
UTILITIES - 0.3%
Electric Utilities - 0.1%
Appalachian Power Co. 6.375% 4/1/36	5,500	5,813
Mirant Americas Generation LLC 8.3% 5/1/11	455	461
Nevada Power Co.:
5.875% 1/15/15	260	262
6.5% 5/15/18	5,290	5,490
Progress Energy, Inc. 7% 10/30/31	11,200	12,843
Sierra Pacific Power Co. 6.25% 4/15/12	360	369
		25,238
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 8.375% 5/1/16	245	254
NiSource Finance Corp. 5.45% 9/15/20	2,295	2,188
Sonat, Inc. 6.625% 2/1/08	1,385	1,392
		3,834
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (h)	$ 1,135	$ 1,217
9.375% 9/15/10	1,143	1,240
9.5% 6/1/09	2,802	3,002
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (h)	1,255	1,371
Mirant North America LLC 7.375% 12/31/13	250	253
NRG Energy, Inc.:
7.25% 2/1/14	1,260	1,260
7.375% 2/1/16	1,705	1,705
7.375% 1/15/17	1,700	1,696
		11,744
Multi-Utilities - 0.1%
CMS Energy Corp.:
8.5% 4/15/11	2,200	2,398
8.9% 7/15/08	3,640	3,808
Dominion Resources, Inc. 5.95% 6/15/35	5,175	5,267
MidAmerican Energy Holdings, Co. 6.125% 4/1/36	12,035	12,615
Xcel Energy, Inc. 6.5% 7/1/36	4,000	4,369
		28,457
TOTAL UTILITIES		69,273
TOTAL NONCONVERTIBLE BONDS		539,938
TOTAL CORPORATE BONDS (Cost $567,468)		586,340
U.S. Government and Government Agency Obligations - 10.2%

U.S. Government Agency Obligations - 3.0%
Fannie Mae:
4.25% 5/15/09	195,559	193,327
4.5% 2/15/11	8,904	8,840
4.625% 10/15/13	20,000	19,865
4.75% 12/15/10	40,000	40,043
4.875% 4/15/09	17,075	17,110
6.125% 3/15/12	11,499	12,247
Federal Home Loan Bank 5% 9/18/09	62,615	63,104
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
4.125% 10/18/10	$ 50,000	$ 48,962
4.25% 7/15/09	93,939	92,863
4.5% 1/15/14	45,570	44,906
4.875% 11/15/13 (i)	23,130	23,313
5.25% 7/18/11	36,920	37,714
5.25% 11/5/12	2,810	2,793
5.625% 3/15/11	23,295	24,103
5.75% 1/15/12	25,000	26,145
Tennessee Valley Authority 5.375% 4/1/56	5,098	5,406
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		660,741
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15	103,090	98,955
2% 1/15/14	105,435	104,154
2.375% 4/15/11	347,161	349,192
2.5% 7/15/16	75,365	77,649
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		629,950
U.S. Treasury Obligations - 4.4%
U.S. Treasury Bonds 6.125% 8/15/29	68,825	83,031
U.S. Treasury Notes:
4.25% 11/15/14	75,045	74,042
4.25% 8/15/15	73,720	72,640
4.5% 9/30/11 (i)	115,580	115,817
4.75% 3/31/11 (i)	156,000	157,805
4.875% 4/30/11 (i)	204,701	208,178
5.125% 6/30/11 (i)	178,853	183,802
5.125% 5/15/16	78,000	81,912
TOTAL U.S. TREASURY OBLIGATIONS		977,227
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,254,143)		2,267,918
U.S. Government Agency - Mortgage Securities - 1.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.5%
4.5% 12/1/21 (i)	$ 72,843	$ 70,916
5% 12/1/36	27,302	26,668
5.5% 12/1/36	88,454	88,113
5.5% 12/1/36	130,000	129,498
6% 12/1/21 (i)	343	349
6% 12/1/21 (i)	2,318	2,359
TOTAL FANNIE MAE		317,903
Government National Mortgage Association - 0.2%
6.5% 12/1/36 (i)	27,768	28,527
6.5% 12/1/36 (i)	21,262	21,843
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		50,370
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $365,043)		368,273
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (j)(l) (Cost $6,713)	53,489	6,786
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27	4,177	4,097
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7165% 12/10/41 (j)(l)	3,331	73
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,251)		4,170
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 6.75% 9/27/34 (Cost $3,399)	3,375	3,679
Fixed-Income Funds - 21.4%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	3,441,324	$ 344,442
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	3,014,858	303,717
Fidelity Corporate Bond 1-10 Year Central Fund (k)	13,345,210	1,348,934
Fidelity Mortgage Backed Securities Central Fund (k)	14,386,506	1,444,251
Fidelity Ultra-Short Central Fund (k)	13,267,605	1,320,127
TOTAL FIXED-INCOME FUNDS (Cost $4,749,635)		4,761,471
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 5.35% (b)	642,346,155	642,346
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	101,270,260	101,270
TOTAL MONEY MARKET FUNDS (Cost $743,616)		743,616
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.3%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Treasury Obligations) # (Cost $2,314)	$ 2,314	2,314
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $20,015,140)		23,231,724
NET OTHER ASSETS - (4.5)%		(1,010,840)
NET ASSETS - 100%		$ 22,220,884
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34

	Oct. 2034	$ 4,500	$ 8
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.1020% 11/25/34	May 2036	3,200	83
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon default event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust 6.72% 10/25/35	Nov. 2035	4,800	(46)
Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley, Inc. upon default event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC 7.13% 8/25/36	Sept. 2036	5,600	0
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	4,500	18
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	4,500	12
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon default event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	4,800	103
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35

	June 2035	$ 4,800	$ 44
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	1,600	20
TOTAL CREDIT DEFAULT SWAPS		38,300	242
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.446% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2011	200,000	7,539
Receive semi-annually a fixed rate equal to 5.629% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2016	100,000	5,293
TOTAL INTEREST RATE SWAPS		300,000	12,832
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Bank of America	Feb. 2007	10,800	133
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	Jan. 2007	40,000	315
TOTAL TOTAL RETURN SWAPS		50,800	448
		$ 389,100	$ 13,522
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,083,000 or 0.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $79,378,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	2/8/06	$ 7,931
PICO Holdings, Inc.	5/5/06	$ 63,007
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,314,000 due 12/01/06 at 5.30%
BNP Paribas Securities Corp.	$ 136
Banc of America Securities LLC	243
Deutsche Bank Securities, Inc.	1,404
Merrill Lynch, Pierce, Fenner & Smith, Inc.	531
$ 2,314
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,564
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,219
Fidelity Cash Central Fund	7,824
Fidelity Corporate Bond 1-10 Year Central Fund	4,888
Fidelity Mortgage Backed Securities Central Fund	878
Fidelity Securities Lending Cash Central Fund	215
Fidelity Ultra-Short Central Fund	14,916
Total	$ 32,504

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 343,985*	$ -	$ 344,442	16.0%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	301,663*	-	303,717	11.9%
Fidelity Corporate Bond 1-10 Year Central Fund	-	1,334,915*	-	1,348,934	19.6%
Fidelity Mortgage Backed Securities Central Fund	-	1,438,651*	-	1,444,251	20.1%
Fidelity Ultra-Short Central Fund	660,127	660,000	-	1,320,127	11.3%
Total	$ 660,127	$ 4,079,214	$ -	$ 4,761,471

* Includes the value of shares received through in-kind contributions.

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DUSA Pharmaceuticals, Inc.	$ 3,989	$ -	$ -	$ -	$ 5,413
Frontier Airlines Holdings, Inc.	24,430	-	240	-	28,619
NetBank, Inc.	23,259	-	-	-	17,350
Scottish Re Group Ltd.	24,411	-	-	-	-
Total	$ 76,089	$ -	$ 240	$ -	$ 51,382
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $20,031,277,000. Net unrealized appreciation aggregated $3,200,447,000, of which $3,571,178,000 related to appreciated investment securities and $370,731,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Puritan® Fund

November 30, 2006

1.800346.103

PUR-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	472,700	$ 8,650
Gentex Corp.	805,676	13,350
Goodyear Tire & Rubber Co. (a)(f)	750,800	12,651
		34,651
Automobiles - 0.7%
General Motors Corp.	82,700	2,417
Hyundai Motor Co.	278,560	21,101
Monaco Coach Corp.	305,700	3,947
Peugeot Citroen SA	389,600	24,289
Renault SA	250,999	30,080
Toyota Motor Corp. sponsored ADR	615,800	73,927
Winnebago Industries, Inc.	468,563	16,306
		172,067
Diversified Consumer Services - 0.1%
Service Corp. International	2,380,900	23,499
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. (a)	505,700	24,729
McDonald's Corp.	522,200	21,917
WMS Industries, Inc. (a)	46,412	1,614
Wyndham Worldwide Corp. (a)	388,178	12,321
		60,581
Household Durables - 1.0%
Beazer Homes USA, Inc.	220,200	10,054
KB Home	306,700	15,853
Lennar Corp. Class A	221,800	11,645
Newell Rubbermaid, Inc.	3,181,100	90,630
Sony Corp. sponsored ADR	608,400	23,977
The Stanley Works	165,360	8,437
Whirlpool Corp.	952,483	81,247
		241,843
Internet & Catalog Retail - 0.1%
Liberty Media Holding Corp. - Interactive Series A (a)	1,298,676	29,558
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. (f)	2,064,500	53,718
Media - 3.0%
CBS Corp. Class B	1,131,862	33,673
Clear Channel Communications, Inc.	4,048,800	142,356
Comcast Corp. Class A	2,725,616	110,278
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Holding Co. Class A (a)	141,120	$ 2,165
Gannett Co., Inc.	444,400	26,451
Idearc, Inc. (a)	271,200	7,469
McGraw-Hill Companies, Inc.	56,800	3,786
News Corp. Class A	1,147,800	23,645
NTL, Inc.	1,143,760	27,553
R.H. Donnelley Corp.	199,100	12,344
The McClatchy Co. Class A	499,110	20,798
The New York Times Co. Class A (f)	1,520,920	36,715
The Reader's Digest Association, Inc. (non-vtg.)	2,121,060	35,528
The Walt Disney Co.	1,204,890	39,822
Time Warner, Inc.	7,684,160	154,759
Viacom, Inc. Class B (non-vtg.) (a)	2,245,675	84,235
Vivendi Universal SA	17,700	681
		762,258
Multiline Retail - 0.7%
Dollar Tree Stores, Inc. (a)	1,618,700	48,577
Family Dollar Stores, Inc.	1,530,200	42,677
Federated Department Stores, Inc.	1,569,400	66,056
Sears Holdings Corp. (a)	110,200	18,890
Tuesday Morning Corp.	137,281	2,416
		178,616
Specialty Retail - 0.9%
AnnTaylor Stores Corp. (a)	389,650	13,443
Chico's FAS, Inc. (a)	1,219,000	28,951
Gap, Inc.	258,200	4,834
Home Depot, Inc.	2,771,000	105,215
OfficeMax, Inc.	201,700	9,494
RadioShack Corp.	2,834,100	49,682
Stage Stores, Inc.	531	18
Tiffany & Co., Inc.	475,965	18,291
		229,928
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	772,960	33,044
TOTAL CONSUMER DISCRETIONARY		1,819,763
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.6%
Beverages - 0.3%
Anheuser-Busch Companies, Inc.	1,507,600	$ 71,626
SABMiller PLC	740,700	15,476
		87,102
Food & Staples Retailing - 0.9%
CVS Corp.	1,207,200	34,731
Rite Aid Corp.	3,155,100	14,987
Wal-Mart Stores, Inc.	3,762,000	173,428
		223,146
Food Products - 0.3%
Hershey Co.	222,600	11,791
Kraft Foods, Inc. Class A (f)	1,193,500	41,832
Tyson Foods, Inc. Class A	1,631,900	25,931
		79,554
Household Products - 0.8%
Colgate-Palmolive Co.	2,099,900	136,598
Kimberly-Clark Corp.	420,500	27,951
Procter & Gamble Co.	673,923	42,316
		206,865
Personal Products - 0.5%
Avon Products, Inc.	3,484,830	113,745
Tobacco - 0.8%
Altria Group, Inc.	2,378,440	200,288
TOTAL CONSUMER STAPLES		910,700
ENERGY - 8.3%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	1,585,600	116,431
BJ Services Co.	35	1
Halliburton Co.	1,482,900	50,033
Noble Corp.	906,850	70,054
Schlumberger Ltd. (NY Shares)	3,021,380	206,904
		443,423
Oil, Gas & Consumable Fuels - 6.6%
Apache Corp.	832,010	58,182
BP PLC sponsored ADR	839,926	57,182
Chevron Corp.	3,158,000	228,387
ConocoPhillips	1,754,900	118,105
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Double Hull Tankers, Inc.	77,700	$ 1,082
El Paso Corp.	697,100	10,178
EOG Resources, Inc.	705,300	49,745
Exxon Mobil Corp.	11,628,724	893,202
Hess Corp.	960,200	48,269
Lukoil Oil Co. sponsored ADR	362,500	32,516
Occidental Petroleum Corp.	1,007,800	50,733
Total SA sponsored ADR	1,382,163	98,769
Valero Energy Corp.	219,500	12,088
Williams Companies, Inc.	776,400	21,553
		1,679,991
TOTAL ENERGY		2,123,414
FINANCIALS - 18.2%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	653,517	35,355
Bank of New York Co., Inc.	3,574,300	127,031
KKR Private Equity Investors, LP	956,200	21,228
KKR Private Equity Investors, LP Restricted Depository Units (g)	977,300	21,696
Mellon Financial Corp.	1,716,100	69,039
Merrill Lynch & Co., Inc.	1,676,300	146,559
Morgan Stanley	2,527,240	192,475
Nomura Holdings, Inc.	1,290,900	22,539
State Street Corp.	662,167	41,140
		677,062
Commercial Banks - 2.9%
Barclays PLC Sponsored ADR	880,000	47,573
HSBC Holdings PLC sponsored ADR	275,000	25,575
KeyCorp	1,003,500	36,226
Lloyds TSB Group PLC	3,077,099	32,690
Marshall & Ilsley Corp.	578,800	26,503
PNC Financial Services Group, Inc.	770,086	54,437
Royal Bank of Scotland Group PLC	859,684	31,124
U.S. Bancorp, Delaware	2,137,750	71,914
Wachovia Corp.	4,499,252	243,814
Wells Fargo & Co.	5,207,000	183,495
		753,351
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.4%
American Express Co.	1,129,201	$ 66,307
Capital One Financial Corp.	303,100	23,605
		89,912
Diversified Financial Services - 5.4%
Bank of America Corp.	10,441,025	562,249
Citigroup, Inc.	8,168,092	405,056
FirstRand Ltd.	9,569,430	26,408
JPMorgan Chase & Co.	8,289,152	383,622
		1,377,335
Insurance - 5.0%
ACE Ltd.	3,071,177	174,566
Allianz AG sponsored ADR	1,510,000	29,521
Allstate Corp.	1,406,200	89,266
American International Group, Inc.	6,293,237	442,540
Genworth Financial, Inc. Class A (non-vtg.)	157,198	5,156
Hartford Financial Services Group, Inc.	1,285,400	110,236
Marsh & McLennan Companies, Inc.	633,919	19,918
MetLife, Inc. unit	1,144,400	34,721
Montpelier Re Holdings Ltd.	1,801,522	34,301
PartnerRe Ltd.	682,700	47,598
Swiss Reinsurance Co. (Reg.)	448,105	38,242
The St. Paul Travelers Companies, Inc.	3,248,137	168,286
Willis Group Holdings Ltd.	1,284,400	51,710
XL Capital Ltd. Class A	574,900	40,887
		1,286,948
Real Estate Investment Trusts - 0.4%
Developers Diversified Realty Corp.	509,900	33,031
Equity Office Properties Trust	793,730	38,258
Equity Residential (SBI)	511,000	27,216
		98,505
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	556,590	22,108
Fannie Mae	3,553,740	202,670
Freddie Mac	1,531,500	102,856
Sovereign Bancorp, Inc.	1,106,703	27,645
		355,279
TOTAL FINANCIALS		4,638,392
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	2,981,757	$ 133,404
Boston Scientific Corp. (a)	1,784,300	28,228
		161,632
Health Care Providers & Services - 0.2%
Omnicare, Inc.	362,100	14,372
UnitedHealth Group, Inc.	514,287	25,241
		39,613
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	3,071,500	76,265
Johnson & Johnson	2,450,600	161,519
Merck & Co., Inc.	3,080,100	137,095
Novartis AG sponsored ADR	485,300	28,346
Pfizer, Inc.	11,048,200	303,715
Schering-Plough Corp.	4,744,600	104,429
Wyeth	2,999,000	144,792
		956,161
TOTAL HEALTH CARE		1,157,406
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.3%
General Dynamics Corp.	290,100	21,711
Honeywell International, Inc.	3,644,400	156,636
KBR, Inc.	99,200	2,196
Lockheed Martin Corp.	689,200	62,338
The Boeing Co.	236,500	20,937
United Technologies Corp.	1,210,500	78,114
		341,932
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	295,900	23,057
Building Products - 0.2%
Masco Corp.	1,573,253	45,137
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	1,251,600	45,821
Electrical Equipment - 0.3%
Emerson Electric Co.	712,900	61,808
Industrial Conglomerates - 2.0%
3M Co.	813,600	66,276
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	6,743,300	$ 237,904
Textron, Inc.	350,700	34,176
Tyco International Ltd.	5,883,724	178,218
		516,574
Machinery - 1.5%
Briggs & Stratton Corp.	1,299,400	35,201
Caterpillar, Inc.	657,000	40,754
Deere & Co.	214,100	20,554
Dover Corp.	1,664,300	83,714
Eaton Corp.	233,500	17,998
Illinois Tool Works, Inc.	413,600	19,522
Ingersoll-Rand Co. Ltd. Class A	1,431,200	55,831
Navistar International Corp. (a)	872,505	27,911
SPX Corp.	1,459,826	89,210
		390,695
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	1,341,300	100,812
Hertz Global Holdings, Inc.	276,100	4,418
Laidlaw International, Inc.	382,700	11,117
Union Pacific Corp.	397,200	35,955
		152,302
TOTAL INDUSTRIALS		1,577,326
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	3,450,700	92,755
Lucent Technologies, Inc. (a)	7,116,300	18,147
Lucent Technologies, Inc. warrants 12/10/07 (a)	10,603	2
Motorola, Inc.	2,383,453	52,841
Nortel Networks Corp.	4,132,800	8,886
		172,631
Computers & Peripherals - 1.6%
EMC Corp. (a)	4,115,800	53,958
Hewlett-Packard Co.	3,800,102	149,952
Imation Corp.	445,700	20,640
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	1,648,700	$ 151,549
Sun Microsystems, Inc. (a)	5,462,925	29,609
		405,708
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	1,240,100	39,485
Arrow Electronics, Inc. (a)	1,120,700	35,593
Avnet, Inc. (a)	2,163,470	53,632
Solectron Corp. (a)	7,943,700	26,453
		155,163
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	11,200	5,431
Yahoo!, Inc. (a)(f)	356,700	9,627
		15,058
IT Services - 0.2%
MoneyGram International, Inc.	1,274,900	38,884
Western Union Co. (a)	522,500	11,913
		50,797
Office Electronics - 0.4%
Xerox Corp.	5,567,110	91,857
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	1,887,800	61,391
Applied Materials, Inc.	3,359,200	60,398
Freescale Semiconductor, Inc.:
Class A (a)	24,690	985
Class B (a)	1,274,688	50,898
Intel Corp.	5,923,240	126,461
Micron Technology, Inc. (a)	2,166,000	31,624
National Semiconductor Corp.	1,328,789	32,143
Novellus Systems, Inc. (a)	230,600	7,199
Samsung Electronics Co. Ltd.	38,160	26,197
Teradyne, Inc. (a)	1,043,700	15,551
Verigy Ltd.	396,432	7,072
		419,919
Software - 0.8%
Autodesk, Inc. (a)	193,300	7,960
Microsoft Corp.	4,762,000	139,669
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	1,018,500	$ 19,382
Symantec Corp. (a)	2,094,967	44,413
		211,424
TOTAL INFORMATION TECHNOLOGY		1,522,557
MATERIALS - 2.6%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	888,300	61,417
Arkema (a)	16,970	844
Arkema sponsored ADR (a)	316,910	15,703
Ashland, Inc.	487,700	32,973
Bayer AG sponsored ADR	378,500	19,550
Celanese Corp. Class A	928,100	20,418
Chemtura Corp.	2,889,951	27,975
Dow Chemical Co.	931,600	37,273
E.I. du Pont de Nemours & Co.	1,127,400	52,909
Georgia Gulf Corp.	1,042,240	21,230
Lyondell Chemical Co.	1,098,171	27,125
PolyOne Corp. (a)	1,588,800	12,202
Rohm & Haas Co.	229,400	11,979
Tronox, Inc. Class B	242,123	3,600
		345,198
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp.	3,699,507	39,696
Metals & Mining - 0.7%
Alcan, Inc.	817,200	39,191
Alcoa, Inc.	3,407,600	106,215
Phelps Dodge Corp.	262,600	32,300
		177,706
Paper & Forest Products - 0.4%
International Paper Co.	1,573,100	52,070
Weyerhaeuser Co.	711,800	46,039
		98,109
TOTAL MATERIALS		660,709
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	10,552,687	$ 357,842
BellSouth Corp.	6,406,670	285,673
Qwest Communications International, Inc. (a)	8,302,300	63,845
Telkom SA Ltd. sponsored ADR	440,825	33,653
Verizon Communications, Inc.	5,424,000	189,515
		930,528
Wireless Telecommunication Services - 0.6%
DigitalGlobe, Inc. (g)	15,842	40
MTN Group Ltd.	695,900	7,111
Sprint Nextel Corp.	4,609,300	89,927
Vodafone Group PLC sponsored ADR	1,776,775	46,836
		143,914
TOTAL TELECOMMUNICATION SERVICES		1,074,442
UTILITIES - 2.2%
Electric Utilities - 0.5%
Entergy Corp.	908,700	82,982
Exelon Corp.	661,200	40,155
Portland General Electric Co.	10,553	293
		123,430
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	2,270,300	53,057
TXU Corp.	1,136,438	65,220
		118,277
Multi-Utilities - 1.3%
Dominion Resources, Inc.	1,387,600	112,035
Duke Energy Corp.	1,290,400	40,931
Public Service Enterprise Group, Inc.	1,263,000	84,899
Wisconsin Energy Corp.	1,857,800	86,908
		324,773
TOTAL UTILITIES		566,480
TOTAL COMMON STOCKS (Cost $11,629,797)		16,051,189
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	561,900	$ 19,402
General Motors Corp.:
Series A, 4.50%	414,900	10,373
Series B, 5.25%	501,100	10,348
Series C, 6.25%	369,100	8,308
		48,431
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	485,200	10,796
TOTAL CONSUMER DISCRETIONARY		59,227
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.:
4.50%	56,300	5,729
6.25%	24,000	6,740
El Paso Corp. 4.99%	9,100	11,820
		24,289
FINANCIALS - 0.1%
Insurance - 0.1%
Conseco, Inc. Series B, 5.50%	194,000	4,774
Travelers Property Casualty Corp. 4.50%	289,800	7,601
XL Capital Ltd. 6.50%	649,600	14,999
		27,374
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	255,700	13,841
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	8,700	275
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	96,900	4,455
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	23,200	$ 6,336
TOTAL CONVERTIBLE PREFERRED STOCKS		135,797
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,498	1,663
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	84,400	4,541
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	3,790	3,887
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	1
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	14,789	1,478
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,570
TOTAL PREFERRED STOCKS (Cost $155,271)		147,367
Corporate Bonds - 9.5%
	Principal Amount (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	$ 4,900	5,231
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (g)	$ 17,982	$ 11,868
3.5% 1/15/31 (g)	14,140	14,494
News America, Inc. liquid yield option note 0% 2/28/21 (g)	28,330	16,821
		43,183
TOTAL CONSUMER DISCRETIONARY		48,414
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (g)	11,890	16,023
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23	7,030	9,887
TOTAL INDUSTRIALS		25,910
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp. 2.95% 12/15/35	7,000	6,467
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	8,650	10,347
5.25% 12/15/11 (g)	16,070	23,978
5.25% 12/15/11	5,320	7,938
		42,263
Wireless Telecommunication Services - 0.0%
ICO North America, Inc. 7.5% 8/15/09 (l)	5,390	6,037
TOTAL TELECOMMUNICATION SERVICES		48,300
TOTAL CONVERTIBLE BONDS		129,091
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 9.0%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Goodyear Tire & Rubber Co. 8.625% 12/1/11 (g)	$ 1,550	$ 1,573
Tenneco, Inc. 8.625% 11/15/14	1,450	1,475
Visteon Corp.:
7% 3/10/14	1,510	1,329
8.25% 8/1/10	6,000	5,820
		10,197
Automobiles - 0.1%
General Motors Corp. 8.375% 7/15/33	12,000	10,830
Diversified Consumer Services - 0.1%
Affinion Group, Inc.:
10.125% 10/15/13	9,000	9,495
11.5% 10/15/15	6,270	6,615
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14 (g)	4,290	4,429
10.25% 6/1/16 (g)	2,880	3,046
Service Corp. International:
7.7% 4/15/09 (Reg. S)	2,500	2,563
6.5% 3/15/08	1,860	1,860
7% 6/15/17	7,845	7,806
		35,814
Hotels, Restaurants & Leisure - 0.2%
Carrols Corp. 9% 1/15/13	5,860	5,977
Chukchansi Economic Development Authority:
8% 11/15/13 (g)	1,890	1,951
8.8769% 11/15/12 (g)(i)	1,140	1,170
MGM Mirage, Inc.:
6% 10/1/09	420	419
6.75% 9/1/12	2,000	1,970
6.75% 4/1/13	7,520	7,379
8.5% 9/15/10	6,840	7,302
Penn National Gaming, Inc.:
6.75% 3/1/15	2,160	2,128
6.875% 12/1/11	4,000	4,020
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)	1,080	1,104
Six Flags, Inc. 9.625% 6/1/14	11,230	10,219
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	$ 1,610	$ 1,111
9% 1/15/12	2,940	3,028
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)	884	937
		48,715
Household Durables - 0.0%
Beazer Homes USA, Inc. 8.625% 5/15/11	3,140	3,203
Interface, Inc. 9.5% 2/1/14	1,525	1,586
Simmons Bedding Co. 0% 12/15/14 (e)	1,840	1,412
Technical Olympic USA, Inc. 9% 7/1/10	230	220
		6,421
Media - 0.8%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	9,060	8,834
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10	12,244	12,764
10.25% 9/15/10 Series B	2,240	2,332
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (g)	10,000	10,375
Comcast Corp. 6.45% 3/15/37	17,114	17,620
CSC Holdings, Inc. 7.625% 4/1/11	3,440	3,496
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	1,630	1,697
9.875% 8/15/13	1,865	2,028
Dex Media, Inc.:
0% 11/15/13 (e)	295	261
8% 11/15/13	1,750	1,789
EchoStar Communications Corp.:
6.375% 10/1/11	8,000	7,940
6.625% 10/1/14	3,000	2,910
7.125% 2/1/16	5,000	4,957
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	2,515	2,484
Houghton Mifflin Co.:
0% 10/15/13 (e)	4,375	4,167
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Houghton Mifflin Co.: - continued
8.25% 2/1/11	$ 8,155	$ 8,400
9.875% 2/1/13	7,910	8,543
Lamar Media Corp. 7.25% 1/1/13	1,290	1,300
LBI Media Holdings, Inc. 0% 10/15/13 (e)	4,450	3,760
LBI Media, Inc. 10.125% 7/15/12	4,060	4,304
Liberty Media Corp.:
5.7% 5/15/13	10,465	9,942
8.25% 2/1/30	10,280	10,330
MediMedia USA, Inc. 11.375% 11/15/14 (g)	1,170	1,223
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,000	5,460
News America Holdings, Inc. 7.75% 12/1/45	18,112	21,395
News America, Inc. 6.2% 12/15/34	5,885	5,869
Nexstar Broadcasting, Inc. 7% 1/15/14	8,000	7,460
PanAmSat Corp.:
6.375% 1/15/08	2,720	2,720
9% 8/15/14	4,264	4,477
9% 6/15/16 (g)	3,000	3,158
Radio One, Inc. 8.875% 7/1/11	4,005	4,125
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)	4,000	4,190
10.375% 9/1/14 (g)	12,000	13,350
The Reader's Digest Association, Inc. 6.5% 3/1/11	1,060	1,087
Time Warner, Inc. 6.5% 11/15/36	7,450	7,608
		212,355
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8% 3/15/14	8,000	8,040
GNC Parent Corp. 12.14% 12/1/11 pay-in-kind (g)(i)	6,100	6,070
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12	9,125	9,490
9.2466% 10/1/11 (i)	7,000	7,280
Michaels Stores, Inc.:
10% 11/1/14 (g)	4,730	4,831
11.375% 11/1/16 (g)	4,000	4,095
Nebraska Book Co., Inc. 8.625% 3/15/12	4,380	4,172
Sally Holdings LLC:
9.25% 11/15/14 (g)	2,050	2,091
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Holdings LLC: - continued
10.5% 11/15/16 (g)	$ 6,535	$ 6,682
Sonic Automotive, Inc. 8.625% 8/15/13	5,000	5,125
		57,876
Textiles, Apparel & Luxury Goods - 0.1%
Jostens IH Corp. 7.625% 10/1/12	1,430	1,444
Levi Strauss & Co.:
8.875% 4/1/16	6,000	6,135
12.25% 12/15/12	4,780	5,330
		12,909
TOTAL CONSUMER DISCRETIONARY		395,117
CONSUMER STAPLES - 0.3%
Food Products - 0.1%
NPI Merger Corp.:
9.4% 10/15/13 (g)(i)	540	556
10.75% 4/15/14 (g)	10,590	11,490
Pierre Foods, Inc. 9.875% 7/15/12	11,190	11,442
Swift & Co. 12.5% 1/1/10	4,980	5,067
		28,555
Personal Products - 0.1%
Revlon Consumer Products Corp.:
8.625% 2/1/08	12,000	11,700
9.5% 4/1/11	7,000	6,536
		18,236
Tobacco - 0.1%
Reynolds American, Inc.:
7.625% 6/1/16 (g)	8,500	9,095
7.75% 6/1/18 (g)	8,500	9,116
		18,211
TOTAL CONSUMER STAPLES		65,002
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16 (g)	8,170	8,252
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hanover Compressor Co.:
7.5% 4/15/13	$ 660	$ 662
9% 6/1/14	1,890	2,022
Hanover Equipment Trust 8.75% 9/1/11	2,710	2,829
Pride International, Inc. 7.375% 7/15/14	3,000	3,105
		16,870
Oil, Gas & Consumable Fuels - 1.1%
ANR Pipeline, Inc. 8.875% 3/15/10	6,360	6,678
Arch Western Finance LLC 6.75% 7/1/13	4,960	4,879
Atlas Pipeline Partners LP 8.125% 12/15/15	3,520	3,590
Chaparral Energy, Inc. 8.5% 12/1/15	3,120	3,112
Chesapeake Energy Corp.:
6.375% 6/15/15	4,000	3,910
6.5% 8/15/17	14,280	13,620
6.625% 1/15/16	8,000	7,880
Colorado Interstate Gas Co.:
5.95% 3/15/15	7,000	6,816
6.8% 11/15/15	5,000	5,150
Drummond Co., Inc. 7.375% 2/15/16 (g)	12,040	11,619
Duke Capital LLC 6.75% 2/15/32	2,454	2,697
Duke Energy Field Services 6.45% 11/3/36 (g)	8,320	8,848
El Paso Corp.:
6.375% 2/1/09	1,285	1,300
6.5% 6/1/08	3,245	3,265
6.95% 6/1/28	180	174
7.75% 6/15/10	6,680	7,005
7.875% 6/15/12	3,410	3,563
El Paso Energy Corp.:
6.95% 12/15/07	3,730	3,763
7.375% 12/15/12	2,640	2,706
7.8% 8/1/31	1,020	1,081
8.05% 10/15/30	655	702
Encore Acquisition Co. 7.25% 12/1/17	6,000	5,798
EXCO Resources, Inc. 7.25% 1/15/11	1,120	1,100
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	1,810	1,792
Kinder Morgan Energy Partners LP 5.125% 11/15/14	10,945	10,554
Massey Energy Co.:
6.625% 11/15/10	2,135	2,135
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co.: - continued
6.875% 12/15/13	$ 15,565	$ 14,475
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)	3,700	3,735
Nexen, Inc. 5.875% 3/10/35	5,865	5,672
Northwest Pipeline Corp.:
7% 6/15/16	6,000	6,150
8.125% 3/1/10	1,290	1,342
Peabody Energy Corp.:
7.375% 11/1/16	6,920	7,266
7.875% 11/1/26	17,300	18,208
Pemex Project Funding Master Trust:
6.625% 6/15/35 (g)	2,000	2,050
6.625% 6/15/35	2,500	2,563
Petrohawk Energy Corp. 9.125% 7/15/13	22,000	22,825
Plains All American Pipeline LP 6.65% 1/15/37 (g)	8,390	8,804
Range Resources Corp.:
7.375% 7/15/13	1,330	1,347
7.5% 5/15/16	3,240	3,321
Ras Laffan LNG III 6.332% 9/30/27 (g)	5,710	6,005
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,944
Stone Energy Corp. 6.75% 12/15/14	11,580	11,059
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)	1,580	1,596
Teekay Shipping Corp. 8.875% 7/15/11	10,030	10,732
Tennessee Gas Pipeline Co.:
7.5% 4/1/17	255	278
8.375% 6/15/32	765	917
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)	3,270	3,311
Williams Companies, Inc.:
6.375% 10/1/10 (g)	8,000	8,020
7.625% 7/15/19	2,350	2,491
8.125% 3/15/12	10,630	11,441
		287,289
TOTAL ENERGY		304,159
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 0.9%
Capital Markets - 0.0%
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 11,345	$ 11,975
Commercial Banks - 0.0%
Bank of America NA 6% 10/15/36	2,395	2,537
HSBC Holdings PLC 6.5% 5/2/36	6,610	7,329
		9,866
Consumer Finance - 0.4%
Ford Motor Credit Co.:
6.625% 6/16/08	6,000	5,967
7.375% 2/1/11	12,000	11,858
9.8238% 4/15/12 (i)	18,765	19,891
9.875% 8/10/11	6,910	7,393
General Motors Acceptance Corp.:
6.875% 9/15/11	8,000	8,200
8% 11/1/31	35,000	39,025
Nelnet, Inc. 7.4% 9/29/36 (i)	6,800	6,950
Triad Acquisition Corp. 11.125% 5/1/13	2,125	1,971
		101,255
Diversified Financial Services - 0.2%
BAC Capital Trust XI 6.625% 5/23/36	5,090	5,640
CCO Holdings LLC/CCO Holdings Capital Corp.:
8.75% 11/15/13	7,000	7,166
9.515% 12/15/10 (i)	4,000	4,080
El Paso Performance-Linked Trust 7.75% 7/15/11 (g)	12,000	12,420
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	675	713
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	5,000	4,913
9% 6/1/16 (g)	5,690	5,960
		40,892
Real Estate Investment Trusts - 0.2%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	2,710	2,791
Duke Realty LP:
5.5% 3/1/16	2,930	2,923
5.625% 8/15/11	2,570	2,608
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	4,075
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)	7,000	7,139
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,398
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas Realty LP:
6.5% 6/1/16	$ 6,860	$ 6,911
6.625% 10/15/14	3,440	3,479
6.75% 4/1/17	5,000	5,081
		41,405
Real Estate Management & Development - 0.0%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	4,275	4,414
EOP Operating LP:
7.25% 6/15/28	344	426
7.5% 4/19/29	375	479
7.875% 7/15/31	417	559
		5,878
Thrifts & Mortgage Finance - 0.1%
Residential Capital Corp.:
6.5% 4/17/13	5,000	5,187
7.2044% 4/17/09 (g)(i)	8,000	8,030
		13,217
TOTAL FINANCIALS		224,488
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.0%
Accellent, Inc. 10.5% 12/1/13	4,330	4,417
Health Care Providers & Services - 0.7%
AmeriPath, Inc. 10.5% 4/1/13	11,710	12,647
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	4,520	4,870
Concentra Operating Corp. 9.5% 8/15/10	635	666
CRC Health Group, Inc. 10.75% 2/1/16	2,190	2,321
DaVita, Inc.:
6.625% 3/15/13	13,205	13,073
7.25% 3/15/15	10,520	10,546
HCA, Inc.:
9.25% 11/15/16 (g)	22,430	23,439
9.625% 11/15/16 pay-in-kind (g)	20,210	21,170
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	12,000	11,880
LifeCare Holdings, Inc. 9.25% 8/15/13	8,000	4,880
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Multiplan, Inc. 10.375% 4/15/16 (g)	$ 13,205	$ 13,205
Psychiatric Solutions, Inc. 7.75% 7/15/15	3,725	3,683
ResCare, Inc. 7.75% 10/15/13	3,410	3,436
Rural/Metro Corp.:
0% 3/15/16 (e)	7,610	5,898
9.875% 3/15/15	10,405	10,821
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)	12,100	13,310
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	6,460	6,622
Tenet Healthcare Corp.:
7.375% 2/1/13	5,605	5,129
9.25% 2/1/15	10,000	9,875
US Oncology Holdings, Inc. 10.675% 3/15/15 (i)	7,882	8,079
		185,550
Pharmaceuticals - 0.1%
CDRV Investors, Inc. 0% 1/1/15 (e)	385	299
VWR International, Inc. 8% 4/15/14	18,705	19,009
		19,308
TOTAL HEALTH CARE		209,275
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	5,000	4,975
Bombardier, Inc.:
6.3% 5/1/14 (g)	10,420	9,612
7.45% 5/1/34 (g)	2,340	2,118
8% 11/15/14 (g)	2,060	2,075
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,769
7.625% 2/1/18	1,830	1,885
Orbimage Holdings, Inc. 15.14% 7/1/12 (i)	2,180	2,431
		26,865
Airlines - 0.1%
AMR Corp. 10.2% 3/15/20	3,445	3,445
Continental Airlines, Inc. pass thru trust certificates:
8.388% 5/1/22	105	109
9.798% 4/1/21	6,960	7,586
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	$ 8,225	$ 4,935
8.3% 12/15/29 (d)	14,151	8,491
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12	2,473	2,448
Northwest Airlines Trust 10.23% 6/21/14	839	847
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	113	111
		27,972
Building Products - 0.1%
Jacuzzi Brands, Inc. 9.625% 7/1/10	2,530	2,694
Masonite International Corp. 11% 4/6/15 (g)	6,000	5,460
Nortek, Inc. 8.5% 9/1/14	3,860	3,725
		11,879
Commercial Services & Supplies - 0.2%
Allied Security Escrow Corp. 11.375% 7/15/11	7,320	7,357
Allied Waste North America, Inc.:
7.125% 5/15/16	3,000	2,963
7.375% 4/15/14	5,000	5,000
8.5% 12/1/08	4,340	4,579
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,394
FTI Consulting, Inc.:
7.625% 6/15/13	920	943
7.75% 10/1/16 (g)	1,800	1,863
Mac-Gray Corp. 7.625% 8/15/15	5,400	5,454
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)	2,170	2,365
Rental Service Co. 9.5% 12/1/14 (g)	4,510	4,578
West Corp.:
9.5% 10/15/14 (g)	4,000	3,965
11% 10/15/16 (g)	6,000	5,970
		46,431
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	9,378	9,284
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (g)	$ 12,000	$ 14,057
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (g)	11,300	11,958
		26,015
Machinery - 0.1%
Case New Holland, Inc.:
7.125% 3/1/14	3,970	3,990
9.25% 8/1/11	5,000	5,313
Columbus McKinnon Corp. 8.875% 11/1/13	590	618
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,674
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14 (g)	3,870	4,015
11.75% 8/1/16 (g)	3,870	4,054
		19,664
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	5,222	5,796
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	818	759
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	874	913
		7,468
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16 (g)	1,650	1,584
Hertz Corp. 8.875% 1/1/14 (g)	7,000	7,289
Kansas City Southern de Mexico SA de CV 7.625% 12/1/13 (g)	2,390	2,390
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,085
9.5% 10/1/08	460	483
TFM SA de CV 9.375% 5/1/12	4,220	4,510
		24,341
Trading Companies & Distributors - 0.1%
Ashtead Capital, Inc. 9% 8/15/16 (g)	4,500	4,759
Ashtead Holdings PLC 8.625% 8/1/15 (g)	1,490	1,531
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
H&E Equipment Services, Inc. 8.375% 7/15/16	$ 2,380	$ 2,481
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12	13,720	14,886
		23,657
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (i)	8,015	8,288
TOTAL INDUSTRIALS		231,864
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15	9,820	9,746
Lucent Technologies, Inc. 6.5% 1/15/28	7,000	6,300
Nortel Networks Corp.:
9.6238% 7/15/11 (g)(i)	5,000	5,175
10.125% 7/15/13 (g)	4,880	5,167
		26,388
Electronic Equipment & Instruments - 0.0%
Itron, Inc. 7.75% 5/15/12	860	879
NXP BV 7.875% 10/15/14 (g)	8,000	8,220
Solectron Global Finance Ltd. 8% 3/15/16	1,480	1,502
		10,601
IT Services - 0.2%
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	6,685
7.75% 1/15/15	8,000	8,100
8.25% 7/1/11	815	819
8.625% 4/1/13	370	381
SunGard Data Systems, Inc.:
4.875% 1/15/14	25,115	21,976
9.125% 8/15/13	6,630	6,962
9.9725% 8/15/13 (i)	3,550	3,692
10.25% 8/15/15	10,170	10,755
		59,370
Office Electronics - 0.1%
Xerox Corp.:
6.875% 8/15/11	6,000	6,323
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
7.125% 6/15/10	$ 4,270	$ 4,505
7.625% 6/15/13	7,130	7,522
		18,350
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology, Inc. 9.25% 6/1/16	6,805	6,694
Avago Technologies Finance Ltd.:
10.9% 6/1/13 (g)(i)	6,000	6,300
11.875% 12/1/15 (g)	9,000	9,945
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)(h)	6,770	6,779
9.125% 12/15/14 pay-in-kind (g)(h)	31,240	31,203
10.125% 12/15/16 (g)(h)	38,880	39,269
		100,190
Software - 0.1%
Activant Solutions, Inc. 9.5% 5/1/16 (g)	1,590	1,471
Serena Software, Inc. 10.375% 3/15/16	10,960	11,590
SS&C Technologies, Inc. 11.75% 12/1/13	5,000	5,375
UGS Capital Corp. II 10.38% 6/1/11 pay-in-kind (g)(i)	7,680	8,064
		26,500
TOTAL INFORMATION TECHNOLOGY		241,399
MATERIALS - 0.6%
Chemicals - 0.2%
Agrium, Inc. 7.125% 5/23/36	6,675	7,265
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	6,500	7,134
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series A, 0% 10/1/14 (e)	4	3
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	4,160	4,441
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	2,190	2,278
Innophos, Inc. 8.875% 8/15/14	6,730	6,797
Koppers, Inc. 9.875% 10/15/13	722	783
Lyondell Chemical Co.:
8.25% 9/15/16	5,650	5,876
9.5% 12/15/08	2,354	2,416
9.5% 12/15/08	1,201	1,233
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Phibro Animal Health Corp. 10% 8/1/13 (g)	$ 3,650	$ 3,769
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	8,000	8,380
		50,375
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10	840	880
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	4,100
7.75% 11/15/15	4,000	4,120
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,647
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	2,390	2,318
7.75% 5/15/11	1,760	1,813
8.875% 2/15/09	9,730	9,949
Owens-Illinois, Inc.:
7.5% 5/15/10	770	778
7.8% 5/15/18	350	341
8.1% 5/15/07	1,630	1,646
		28,592
Metals & Mining - 0.3%
AK Steel Corp. 7.75% 6/15/12	6,000	6,000
Compass Minerals International, Inc. 0% 12/15/12 (e)	4,550	4,493
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)	5,385	5,650
FMG Finance Pty Ltd. 10.625% 9/1/16 (g)	7,000	7,044
Newmont Mining Corp. 5.875% 4/1/35	21,965	21,243
RathGibson, Inc. 11.25% 2/15/14 (g)	9,220	9,681
Vale Overseas Ltd. 6.875% 11/21/36	7,265	7,437
		61,548
Paper & Forest Products - 0.0%
Stone Container Corp. 9.75% 2/1/11	1,994	2,056
TOTAL MATERIALS		142,571
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 6.8% 5/15/36	12,900	14,107
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,490	7,762
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC 8.875% 12/15/30	$ 3,080	$ 4,345
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (g)	6,610	6,874
Embarq Corp.:
7.082% 6/1/16	524	543
7.995% 6/1/36	18,964	20,524
Eschelon Operating Co. 8.375% 3/15/10	1,620	1,565
Intelsat Ltd.:
6.5% 11/1/13	7,605	6,312
9.25% 6/15/16 (g)	9,000	9,630
11.25% 6/15/16 (g)	12,145	13,329
Level 3 Financing, Inc.:
9.25% 11/1/14 (g)	4,000	4,045
12.25% 3/15/13	8,360	9,447
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)	2,340	2,477
Qwest Corp.:
7.5% 10/1/14 (g)	7,000	7,438
7.625% 6/15/15	10,930	11,627
8.875% 3/15/12	16,520	18,399
Sprint Capital Corp.:
6.875% 11/15/28	20,380	21,215
8.75% 3/15/32	5,650	7,075
Telecom Italia Capital SA:
6% 9/30/34	6,000	5,608
7.2% 7/18/36	8,995	9,630
Telefonica Emisiones SAU 7.045% 6/20/36	11,230	12,247
U.S. West Communications:
6.875% 9/15/33	8,020	7,759
7.2% 11/10/26	845	839
7.25% 9/15/25	840	857
Verizon Global Funding Corp.:
5.85% 9/15/35	6,440	6,324
7.75% 12/1/30	4,320	5,156
Windstream Corp.:
8.125% 8/1/13 (g)	12,360	13,318
8.625% 8/1/16 (g)	5,380	5,844
		234,296
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
American Towers, Inc. 7.25% 12/1/11	$ 3,500	$ 3,618
Digicel Ltd. 9.25% 9/1/12 (g)	4,120	4,347
Dobson Cellular Systems, Inc. 8.375% 11/1/11 (g)	6,435	6,725
Intelsat Subsidiary Holding Co. Ltd.:
8.25% 1/15/13	5,000	5,100
10.4844% 1/15/12 (i)	9,095	9,220
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)	7,980	8,090
Rural Cellular Corp. 8.25% 3/15/12	2,590	2,687
Stratos Global Corp. 9.875% 2/15/13	770	745
		40,532
TOTAL TELECOMMUNICATION SERVICES		274,828
UTILITIES - 0.8%
Electric Utilities - 0.3%
Appalachian Power Co. 6.375% 4/1/36	6,000	6,342
Mirant Americas Generation LLC:
8.3% 5/1/11	23,000	23,288
9.125% 5/1/31	5,075	5,303
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,540	2,591
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	3,000	3,090
Nevada Power Co.:
5.875% 1/15/15	1,270	1,282
6.5% 5/15/18	5,100	5,293
6.65% 4/1/36	8,310	8,905
Progress Energy, Inc. 7% 10/30/31	16,200	18,577
Sierra Pacific Power Co. 8% 6/1/08	4,015	4,143
Sierra Pacific Resources 6.75% 8/15/17	2,010	1,995
		80,809
Gas Utilities - 0.1%
El Paso Energy Corp. 6.75% 5/15/09	5,725	5,797
NiSource Finance Corp. 5.45% 9/15/20	2,210	2,107
Sonat, Inc. 7.625% 7/15/11	5,000	5,175
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co.:
8% 3/1/32	$ 120	$ 139
8.875% 3/15/10	8,610	9,030
		22,248
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
8.75% 5/15/13 (g)	3,050	3,271
9.375% 9/15/10	5,451	5,914
9.5% 6/1/09	1,357	1,454
Enron Corp.:
6.4% 7/15/06 (d)	3,600	1,152
6.625% 11/15/05 (d)	2,155	690
6.75% 9/1/04 (d)	1,425	456
9.125% 4/1/03 (d)	4,315	1,381
Mirant North America LLC 7.375% 12/31/13	2,640	2,673
NRG Energy, Inc.:
7.25% 2/1/14	7,530	7,530
7.375% 2/1/16	9,560	9,560
7.375% 1/15/17	3,000	2,993
TXU Corp. 5.55% 11/15/14	4,000	3,846
		40,920
Multi-Utilities - 0.2%
Aquila, Inc. 14.875% 7/1/12	10,000	13,025
CMS Energy Corp.:
6.3% 2/1/12	4,625	4,637
6.875% 12/15/15	2,890	2,977
7.5% 1/15/09	1,420	1,468
8.9% 7/15/08	4,085	4,274
Dominion Resources, Inc. 5.95% 6/15/35	8,900	9,059
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 6.125% 4/1/36	$ 13,410	$ 14,057
Utilicorp United, Inc. 8% 3/1/23	8,000	8,120
		57,617
TOTAL UTILITIES		201,594
TOTAL NONCONVERTIBLE BONDS		2,290,297
TOTAL CORPORATE BONDS (Cost $2,329,463)		2,419,388
U.S. Government and Government Agency Obligations - 8.4%

U.S. Government Agency Obligations - 2.4%
Fannie Mae:
4.375% 7/17/13	20,070	19,590
4.5% 2/15/11	18,100	17,970
4.625% 10/15/13	30,000	29,798
4.75% 12/15/10	60,000	60,065
6.125% 3/15/12	1,502	1,600
Federal Home Loan Bank 5% 9/18/09	57,625	58,075
Freddie Mac:
4.25% 7/15/09	86,460	85,470
4.5% 1/15/14	5,885	5,799
4.875% 11/15/13	17,515	17,653
5.25% 7/18/11	53,350	54,497
5.25% 11/5/12	5,610	5,577
5.625% 3/15/11	187,620	194,128
5.75% 1/15/12	60,000	62,748
Tennessee Valley Authority 5.375% 4/1/56	5,573	5,910
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		618,880
U.S. Treasury Inflation Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15	31,883	30,605
2% 1/15/14	164,742	162,741
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2.375% 4/15/11	$ 362,512	$ 364,633
2.5% 7/15/16	75,365	77,649
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		635,628
U.S. Treasury Obligations - 3.5%
U.S. Treasury Bonds 6.125% 8/15/29	79,645	96,084
U.S. Treasury Notes:
2.75% 8/15/07	121,650	119,792
4% 3/15/10	6,590	6,496
4% 2/15/15	9,000	8,723
4.25% 11/15/14	67,885	66,978
4.25% 8/15/15	2,050	2,020
4.5% 9/30/11	17,000	17,033
4.5% 11/15/15	40,800	40,921
4.75% 3/31/11	87,505	88,513
4.875% 5/31/11	84,175	85,632
5.125% 6/30/11	231,521	237,924
5.125% 5/15/16	123,000	129,169
TOTAL U.S. TREASURY OBLIGATIONS		899,285
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,133,490)		2,153,793
U.S. Government Agency - Mortgage Securities - 1.2%

Fannie Mae - 1.0%
4.5% 12/1/21 (h)	94,147	91,656
5.5% 12/1/36 (h)	129,900	129,398
6% 12/1/21 (h)	6,580	6,697
6% 12/1/21 (h)	17,091	17,396
6.5% 12/1/36 (h)	3,009	3,070
TOTAL FANNIE MAE		248,217
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.2%
6.5% 12/1/36 (h)	$ 35,478	$ 36,447
6.5% 12/1/36 (h)	22,073	22,676
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		59,123
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $306,426)		307,340
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (i)(k) (Cost $6,479)	51,624	6,550
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.2382% 8/1/24 (g)(i)	844	759
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.6262% 4/29/39 (g)(i)	2,163	2,199
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27	11,098	10,884
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7165% 12/10/41 (i)(k)	5,710	125
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.375% 4/25/21 (g)(i)	184	166
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,883)		14,133
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 6.75% 9/27/34 (Cost $2,343)	2,235	2,436
Floating Rate Loans - 1.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Delphi Corp. revolver loan 12.25% 6/18/09 (i)	$ 189	$ 193
Goodyear Tire & Rubber Co. Tranche 2, term loan 8.14% 4/30/10 (i)	450	455
Tower Automotive, Inc. term loan 8.9375% 2/2/07 (i)	2,000	1,930
		2,578
Automobiles - 0.0%
General Motors Corp. term loan 7.745% 11/28/13 (i)	4,900	4,900
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. term loan 8.63% 10/1/10 (i)	1,478	1,478
London Arena & Waterfront Finance LLC Tranche A, term loan 8.89% 3/8/12 (i)	866	870
Southwest Sports Group, Inc. Tranche B, term loan 7.875% 12/22/10 (i)	7,000	6,965
		9,313
Internet & Catalog Retail - 0.0%
Oriental Trading Co., Inc. Tranche 1, term loan 8.1724% 7/31/13 (i)	5,486	5,500
Media - 0.1%
Cebridge Connections, Inc. Tranche 2, term loan 10.36% 10/30/07 (i)	5,000	5,006
Charter Communications Operating LLC Tranche B, term loan 8.005% 4/28/13 (i)	5,000	5,031
CSC Holdings, Inc. Tranche B, term loan 7.1228% 3/29/13 (i)	7,851	7,846
PanAmSat Corp. Tranche B2, term loan 7.8716% 1/3/14 (i)	6,000	6,060
Wide Open West Finance LLC Tranche 2, term loan 10.4% 5/1/14 (i)	3,230	3,262
		27,205
Specialty Retail - 0.1%
Michaels Stores, Inc. Tranche B, term loan 8.375% 10/31/13 (i)	5,130	5,143
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (i)	8,445	8,456
		13,599
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. term loan:
9.1875% 3/5/14 (i)	$ 2,150	$ 2,201
9.6475% 9/5/07 (i)	10,000	9,988
		12,189
TOTAL CONSUMER DISCRETIONARY		75,284
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Bolthouse Farms, Inc. Tranche 2, term loan 10.8669% 12/16/13 (i)	7,000	6,983
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 11.4201% 7/9/10 (i)	79	80
Tobacco - 0.1%
Reynolds American, Inc. Tranche B, term loan 7.1962% 5/31/12 (i)	7,980	8,040
TOTAL CONSUMER STAPLES		15,103
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Boart Longyear Holdings, Inc.:
Tranche 1LN, term loan 8.6114% 10/6/12 (i)	1,000	1,005
Tranche 2LN, term loan 12.3617% 10/6/13 (i)	10,000	9,850
		10,855
Oil, Gas & Consumable Fuels - 0.1%
Energy XXI Gulf Coast, Inc. Tranche 2LN, term loan 10.875% 4/4/10 (i)	3,000	3,004
Sandridge Energy, Inc. term loan 11% 11/16/07 (i)	7,700	7,739
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4919% 10/31/12 (i)	356	357
term loan:
7.6169% 10/31/07 (i)	2,000	2,000
7.6238% 10/31/12 (i)	1,469	1,473
		14,573
TOTAL ENERGY		25,428
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 8.6169% 4/8/12 (i)	$ 2,567	$ 2,535
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (i)	5,582	5,596
TOTAL FINANCIALS		8,131
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Genoa Healthcare Group LLC Tranche 2, term loan 13.11% 2/4/13 (i)	2,500	2,522
Golden Gate National Senior Care LLC Tranche 2, term loan 13.1244% 9/14/11 (i)	13,000	13,163
HCA, Inc. Tranche B, term loan 8.086% 11/17/13 (i)	20,000	20,125
HealthSouth Corp. term loan 8.62% 3/10/13 (i)	9,975	10,012
LifeCare Holdings, Inc. term loan 7.57% 8/11/12 (i)	4,716	4,433
Quintiles Transnational Corp. Tranche 2, term loan 9.37% 3/31/14 (i)	7,000	7,123
Renal Advantage, Inc. Tranche B, term loan 7.89% 9/30/12 (i)	228	230
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 8.3666% 11/9/11 (i)	660	663
Tranche 2LN, term loan 12.3734% 11/9/12 (i)	5,000	5,038
		63,309
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 11.125% 3/28/14 (i)	80	82
Air Freight & Logistics - 0.0%
AWAS Aviation Acquisitions Ltd. Tranche 2, term loan 11.4375% 3/15/13 (i)	6,186	6,264
Airlines - 0.0%
Delta Air Lines, Inc.:
Tranche B, term loan 10.1181% 3/16/08 (i)	320	324
Tranche C, term loan 12.8681% 3/16/08 (i)	2,230	2,291
		2,615
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Alixpartners LLP Tranche B, term loan 7.88% 10/12/13 (i)	$ 1,540	$ 1,550
RSC Equipment Rental Tranche 2LN, term loan 8.837% 11/21/13 (i)	4,680	4,709
		6,259
Machinery - 0.0%
Wastequip, Inc. Tranche 2, term loan 10.8494% 7/15/12 (i)	3,500	3,518
Road & Rail - 0.0%
Hertz Corp.:
Credit-Linked Deposit 7.64% 12/21/12 (i)	176	177
Tranche B, term loan 7.6071% 12/21/12 (i)	1,395	1,404
		1,581
Trading Companies & Distributors - 0.1%
NES Rentals Holdings, Inc.:
term loan 11.125% 7/20/13 (i)	5,000	4,975
Tranche 2, term loan 12.125% 7/21/13 (i)	6,820	6,871
		11,846
TOTAL INDUSTRIALS		32,165
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Intergraph Corp. Tranche 2LN, term loan 8.12% 11/29/14 (i)	4,000	4,065
IPC Acquisition Corp. Class 2, term loan 11.8669% 9/29/14 (i)	580	583
Serena Software, Inc. term loan 7.6181% 3/10/13 (i)	338	338
SS&C Technologies, Inc. term loan 7.87% 11/23/12 (i)	570	573
		5,559
MATERIALS - 0.1%
Chemicals - 0.0%
Solutia, Inc. Tranche B, term loan 8.96% 3/31/07 (i)	260	261
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
Tranche 2, term loan 8.39% 12/23/13 (i)	$ 7,980	$ 8,000
Tranche B1, term loan 7.3851% 12/23/12 (i)	14,888	14,906
		22,906
TOTAL MATERIALS		23,167
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Paetec Communications, Inc. Tranche 2, term loan 12.75% 6/12/13 (i)	13,000	13,293
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
LSP Gen Finance Co. LLC Tranche 2, term loan 8.8669% 5/4/14 (i)	110	111
Nebraska Energy, Inc. Tranche 2LN, term loan 11.75% 5/1/14 (i)	7,780	7,877
NRG Energy, Inc.:
Credit-Linked Deposit 7.3669% 2/1/13 (i)	871	873
term loan 7.3669% 2/1/13 (i)	3,800	3,810
		12,671
TOTAL FLOATING RATE LOANS (Cost $273,358)		274,110
Fixed-Income Funds - 14.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	3,453,229	345,634
Fidelity 2-5 Year Duration Securitizied Bond Central Fund (j)	2,736,860	275,711
Fidelity Corporate Bond 1-10 Year Central Fund (j)	13,645,465	1,379,284
Fidelity Mortgage Backed Securities Central Fund (j)	16,058,488	1,612,086
TOTAL FIXED-INCOME FUNDS (Cost $3,607,320)		3,612,715
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.35% (b)	824,209,855	$ 824,210
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	42,222,625	42,223
TOTAL MONEY MARKET FUNDS (Cost $866,433)		866,433
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $21,324,263)		25,855,454
NET OTHER ASSETS - (1.3)%		(329,708)
NET ASSETS - 100%		$ 25,525,746
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	$ 4,600	2
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2034	8,500	(14)
Receive monthly notional amount multiplied by 2.80% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 7.14% 8/25/36	Sept. 2036	4,200	(1)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JPMorgan Mortgage Acquisition Trust, par value of the notional amount of JPMorgan Mortgage Acquisition Trust 7.1244% 8/25/36	Sept. 2036	4,600	5
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	8,500	(184)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36

	Sept. 2036	$ 4,600	$ 50
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B M9, 7.23% 8/25/36	Sept. 2036	4,600	(22)
TOTAL CREDIT DEFAULT SWAPS		39,600	(164)
Interest Rate Swaps
Receive quarterly a fixed rate equa l to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	58,025	101
TOTAL INTEREST RATE SWAPS		58,025	101
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Bank of America	Feb. 2007	20,400	252
TOTAL TOTAL RETURN SWAPS		20,400	252
		$ 118,025	$ 189
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $703,170,000 or 2.8% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,037,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 5,390
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,204
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,154
Fidelity Cash Central Fund	10,096
Fidelity Corporate Bond 1-10 Year Central Fund	5,080
Fidelity Mortgage Backed Securities Central Fund	979
Fidelity Securities Lending Cash Central Fund	199
Total	$ 20,712
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 345,325*	$ -	$ 345,634	16.1%
Fidelity 2-5 Year Duration Securitizied Bond Central Fund	-	273,791*	-	275,711	10.8%
Fidelity Corporate Bond 1-10 Year Central Fund	-	1,514,490*	150,330	1,379,284	20.1%
Fidelity Mortgage Backed Securities Central Fund	-	1,605,849*	-	1,612,086	22.5%
Total	$ -	$ 3,739,455	$ 150,330	$ 3,612,715

* Includes the value of shares received through in-kind contributions.

Income Tax Information

At November 30, 2006, the aggregate
cost of investment securities for income
tax purposes was $21,316,696,000.
Net unrealized appreciation aggregated $4,538,758,000, of which $5,026,047,000 related to appreciated investment securities and $487,289,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007